AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 89.7%
Affiliated Mutual Funds — 39.6%
Domestic Equity — 6.1%
AST Large-Cap Growth Portfolio*	1,005,343	$86,147,884
AST Large-Cap Value Portfolio*	695,825	37,108,350
AST Small-Cap Equity Portfolio*	300,655	21,794,476
PGIM Jennison Natural Resources Fund	64,475	3,511,321
PSF PGIM Jennison Blend Portfolio*	278,807	32,759,834
PSF PGIM Jennison Value Portfolio	178,205	10,922,188
		192,244,053
Fixed Income — 32.8%
AST PGIM Fixed Income Central Portfolio*	90,761,484	1,029,235,232
PSF PGIM High Yield Bond Portfolio*	1,715,540	12,489,130
		1,041,724,362
International Equity — 0.7%
PGIM Global Real Estate Fund	250,967	4,903,889
PGIM Jennison Emerging Markets Equity Opportunities Fund	65,500	1,137,074
PGIM Jennison International Opportunities Fund	549,570	16,712,437
		22,753,400

Total Affiliated Mutual Funds (cost $1,134,135,078)(wa)		1,256,721,815
Common Stocks — 14.6%
Aerospace & Defense — 0.4%
Airbus SE (France)	3,871	681,628
BAE Systems PLC (United Kingdom)	11,818	238,635
Dassault Aviation SA (France)	266	87,707
Elbit Systems Ltd. (Israel)	260	99,709
General Dynamics Corp.	3,543	965,751
General Electric Co.	8,900	1,781,335
Howmet Aerospace, Inc.	8,703	1,129,040
Kongsberg Gruppen ASA (Norway)	2,062	302,320
L3Harris Technologies, Inc.	1,900	397,689
Leonardo SpA (Italy)	3,624	176,485
Lockheed Martin Corp.	1,700	759,407
MTU Aero Engines AG (Germany)	596	207,094
Northrop Grumman Corp.	3,593	1,839,652
Rheinmetall AG (Germany)	364	520,856
Rolls-Royce Holdings PLC (United Kingdom)*	71,226	692,272
RTX Corp.	9,487	1,256,648
Safran SA (France)	2,233	587,912
Singapore Technologies Engineering Ltd. (Singapore)	35,000	175,775
Thales SA (France)	2,157	573,377
		12,473,292
Air Freight & Logistics — 0.0%
Deutsche Post AG (Germany)	7,984	342,779
FedEx Corp.	4,100	999,498
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	1,294	$142,327
		1,484,604
Automobile Components — 0.0%
Aisin Corp. (Japan)	10,200	111,414
Bridgestone Corp. (Japan)	4,400	176,760
Cie Generale des Etablissements Michelin SCA (France)	7,739	271,999
Continental AG (Germany)	919	64,808
Denso Corp. (Japan)	12,000	148,879
Sumitomo Electric Industries Ltd. (Japan)	9,800	163,561
		937,421
Automobiles — 0.2%
Ferrari NV (Italy)	937	400,156
Ford Motor Co.	91,200	914,736
General Motors Co.	23,100	1,086,393
Honda Motor Co. Ltd. (Japan)	11,600	104,975
Isuzu Motors Ltd. (Japan)	8,800	119,659
Mercedes-Benz Group AG (Germany)	2,868	169,418
Stellantis NV	10,160	113,955
Subaru Corp. (Japan)	9,800	175,510
Suzuki Motor Corp. (Japan)	25,200	309,333
Tesla, Inc.*	12,765	3,308,177
Toyota Motor Corp. (Japan)	54,200	958,110
Yamaha Motor Co. Ltd. (Japan)	21,600	172,936
		7,833,358
Banks — 1.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	8,709	183,511
AIB Group PLC (Ireland)	110,872	716,146
ANZ Group Holdings Ltd. (Australia)	32,584	596,583
Banco Bilbao Vizcaya Argentaria SA (Spain)	48,886	667,176
Banco Santander SA (Spain)	110,897	747,103
Bank Hapoalim BM (Israel)	15,846	214,888
Bank Leumi Le-Israel BM (Israel)	20,339	273,897
Bank of America Corp.	55,372	2,310,674
Barclays PLC (United Kingdom)	194,868	732,710
BNP Paribas SA (France)	11,714	979,049
BOC Hong Kong Holdings Ltd. (China)	65,000	263,180
BPER Banca SpA (Italy)	3,170	24,884
CaixaBank SA (Spain)	76,609	596,764
Citigroup, Inc.	20,400	1,448,196
Commonwealth Bank of Australia (Australia)	8,848	841,391
Credit Agricole SA (France)	14,406	262,291
Danske Bank A/S (Denmark)	6,382	208,892
DBS Group Holdings Ltd. (Singapore)	13,130	450,902
DNB Bank ASA (Norway)	18,235	479,812
Erste Group Bank AG (Austria)	2,259	156,257
Hang Seng Bank Ltd. (Hong Kong)	5,900	80,351
HSBC Holdings PLC (United Kingdom)	176,461	2,000,447
ING Groep NV (Netherlands)	52,868	1,035,753
A1

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy)	123,837	$638,215
Israel Discount Bank Ltd. (Israel) (Class A Stock)	10,677	74,377
JPMorgan Chase & Co.	13,100	3,213,430
Lloyds Banking Group PLC (United Kingdom)	464,550	435,709
M&T Bank Corp.	2,000	357,500
Mitsubishi UFJ Financial Group, Inc. (Japan)	100,700	1,372,926
Mizrahi Tefahot Bank Ltd. (Israel)	1,691	76,050
Mizuho Financial Group, Inc. (Japan)	6,100	167,407
National Australia Bank Ltd. (Australia)	10,911	234,681
NatWest Group PLC (United Kingdom)	76,502	451,698
Nordea Bank Abp (Finland)	24,941	319,007
Oversea-Chinese Banking Corp. Ltd. (Singapore)	12,800	164,045
PNC Financial Services Group, Inc. (The)	1,899	333,787
Regions Financial Corp.	4,000	86,920
Resona Holdings, Inc. (Japan)	20,200	176,383
Sberbank of Russia PJSC (Russia)^	61,896	—
Shizuoka Financial Group, Inc. (Japan)	2,800	30,611
Societe Generale SA (France)	4,619	208,381
Standard Chartered PLC (United Kingdom)	18,682	277,229
Sumitomo Mitsui Financial Group, Inc. (Japan)	36,900	948,869
Swedbank AB (Sweden) (Class A Stock)	3,927	89,435
Truist Financial Corp.	33,554	1,380,747
U.S. Bancorp	32,010	1,351,462
UniCredit SpA (Italy)	10,589	594,383
United Overseas Bank Ltd. (Singapore)	7,900	222,910
Webster Financial Corp.	6,400	329,920
Wells Fargo & Co.	43,804	3,144,689
Westpac Banking Corp. (Australia)	16,034	319,517
Zions Bancorp NA	2,500	124,650
		32,395,795
Beverages — 0.2%
Anheuser-Busch InBev SA/NV (Belgium)	2,150	132,185
Asahi Group Holdings Ltd. (Japan)	19,000	242,755
Carlsberg A/S (Denmark) (Class B Stock)	1,124	142,274
Coca-Cola Co. (The)	34,965	2,504,193
Coca-Cola Europacific Partners PLC (United Kingdom)	3,598	313,134
Coca-Cola HBC AG (Italy)*	2,382	107,880
Diageo PLC (United Kingdom)	11,678	305,177
Keurig Dr. Pepper, Inc.	26,500	906,830
PepsiCo, Inc.	3,331	499,450
Pernod Ricard SA (France)	623	61,548
		5,215,426
Biotechnology — 0.3%
AbbVie, Inc.	13,831	2,897,871
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Alnylam Pharmaceuticals, Inc.*	3,600	$972,072
Amgen, Inc.	5,000	1,557,750
Argenx SE (Netherlands)*	569	335,765
Biogen, Inc.*	3,400	465,256
CSL Ltd.	2,397	377,262
Genmab A/S (Denmark)*	1,301	253,462
Gilead Sciences, Inc.	6,800	761,940
Natera, Inc.*	5,600	791,896
Regeneron Pharmaceuticals, Inc.	679	430,642
Vertex Pharmaceuticals, Inc.*	671	325,314
		9,169,230
Broadline Retail — 0.4%
Amazon.com, Inc.*	62,111	11,817,238
Next PLC (United Kingdom)	1,291	186,001
Pan Pacific International Holdings Corp. (Japan)	3,000	82,405
Prosus NV (China)*	7,169	333,066
Rakuten Group, Inc. (Japan)*	6,000	34,422
Wesfarmers Ltd. (Australia)	4,670	211,709
		12,664,841
Building Products — 0.1%
AGC, Inc. (Japan)	4,300	130,904
Armstrong World Industries, Inc.	1,100	154,968
Assa Abloy AB (Sweden) (Class B Stock)	4,033	121,076
Carrier Global Corp.	4,609	292,210
Cie de Saint-Gobain SA (France)	6,327	630,276
Daikin Industries Ltd. (Japan)	300	32,555
Geberit AG (Switzerland)	312	195,464
Hayward Holdings, Inc.*	37,800	526,176
Owens Corning	1,100	157,102
ROCKWOOL A/S (Denmark) (Class B Stock)	501	207,669
Trane Technologies PLC	2,254	759,418
		3,207,818
Capital Markets — 0.5%
3i Group PLC (United Kingdom)	8,731	410,537
Ameriprise Financial, Inc.	1,243	601,749
Amundi SA (France), 144A	3,309	259,245
Ares Management Corp. (Class A Stock)(a)	1,732	253,929
ASX Ltd. (Australia)	594	24,344
Bank of New York Mellon Corp. (The)	17,970	1,507,144
Blackrock, Inc.	200	189,296
Blackstone, Inc.	2,080	290,742
Charles Schwab Corp. (The)	7,273	569,330
CME Group, Inc.	532	141,134
Daiwa Securities Group, Inc. (Japan)	5,700	38,380
Deutsche Bank AG (Germany)	16,411	391,192
Deutsche Boerse AG (Germany)	1,310	386,528
Euronext NV (Netherlands), 144A	942	136,714
Goldman Sachs Group, Inc. (The)	2,146	1,172,338
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	7,800	346,977

A2

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Houlihan Lokey, Inc.	1,800	$290,700
Intercontinental Exchange, Inc.	1,800	310,500
Invesco Ltd.	20,100	304,917
Janus Henderson Group PLC	19,400	701,310
London Stock Exchange Group PLC (United Kingdom)	1,944	288,737
Macquarie Group Ltd. (Australia)	1,201	149,460
Morgan Stanley	18,992	2,215,797
MSCI, Inc.	1,900	1,074,450
Nasdaq, Inc.	5,600	424,816
Nomura Holdings, Inc. (Japan)	55,000	338,906
Partners Group Holding AG (Switzerland)	63	89,662
Raymond James Financial, Inc.	2,000	277,820
S&P Global, Inc.	3,300	1,676,730
Singapore Exchange Ltd. (Singapore)	20,600	203,941
State Street Corp.	4,800	429,744
Stifel Financial Corp.	8,000	754,080
UBS Group AG (Switzerland)	36,040	1,106,954
		17,358,103
Chemicals — 0.2%
Air Liquide SA (France)	2,900	550,841
Air Products & Chemicals, Inc.	1,633	481,604
Asahi Kasei Corp. (Japan)	8,000	56,085
BASF SE (Germany)	1,238	62,060
DSM-Firmenich AG (Switzerland)	838	82,960
DuPont de Nemours, Inc.	12,600	940,968
Ecolab, Inc.	3,200	811,264
FMC Corp.(a)	15,600	658,164
Givaudan SA (Switzerland)	57	245,248
LANXESS AG (Germany)	3,469	105,523
Linde PLC	2,200	1,024,408
Mitsubishi Chemical Group Corp. (Japan)	24,000	118,596
Nippon Paint Holdings Co. Ltd. (Japan)	7,600	57,073
Nippon Sanso Holdings Corp. (Japan)	1,400	42,468
Nitto Denko Corp. (Japan)	9,600	177,567
Orica Ltd. (Australia)	14,578	155,812
Sherwin-Williams Co. (The)	200	69,838
Shin-Etsu Chemical Co. Ltd. (Japan)	6,100	174,065
Sika AG (Switzerland)	508	123,741
Solvay SA (Belgium)	4,002	142,358
		6,080,643
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	15,402	194,577
Copart, Inc.*	3,000	169,770
Dai Nippon Printing Co. Ltd. (Japan)	14,400	205,019
Republic Services, Inc.	1,375	332,970
Securitas AB (Sweden) (Class B Stock)	4,958	70,161
Veralto Corp.	9,200	896,540
		1,869,037
Communications Equipment — 0.1%
Arista Networks, Inc.*	14,300	1,107,964
Cisco Systems, Inc.	29,200	1,801,932
	Shares	Value

Common Stocks (continued)
Communications Equipment (cont’d.)
Nokia OYJ (Finland)	76,373	$402,241
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	9,888	76,936
		3,389,073
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	4,592	262,815
Bouygues SA (France)	732	28,856
Eiffage SA (France)	1,085	126,325
Ferrovial SE	1,361	60,875
MasTec, Inc.*	5,000	583,550
Obayashi Corp. (Japan)	11,700	156,082
Skanska AB (Sweden) (Class B Stock)	4,790	105,720
Vinci SA (France)	3,270	412,217
		1,736,440
Construction Materials — 0.1%
CRH PLC (XLON)	4,228	370,553
CRH PLC (NYSE)	11,700	1,029,249
Heidelberg Materials AG (Germany)	1,984	341,997
Holcim AG*	4,507	485,013
Vulcan Materials Co.	2,621	611,479
		2,838,291
Consumer Finance — 0.1%
American Express Co.	8,200	2,206,210
Capital One Financial Corp.	2,343	420,100
Synchrony Financial	15,100	799,394
		3,425,704
Consumer Staples Distribution & Retail — 0.3%
Carrefour SA (France)	14,042	200,827
Coles Group Ltd. (Australia)	21,818	267,069
Costco Wholesale Corp.	1,800	1,702,404
Dollar General Corp.	1,000	87,930
Dollar Tree, Inc.*	12,200	915,854
Endeavour Group Ltd. (Australia)	26,163	63,273
J Sainsbury PLC (United Kingdom)	9,790	29,841
Kesko OYJ (Finland) (Class B Stock)	6,166	126,036
Koninklijke Ahold Delhaize NV (Netherlands)	12,278	458,646
Marks & Spencer Group PLC (United Kingdom)	38,842	179,328
MatsukiyoCocokara & Co. (Japan)	11,300	176,777
Seven & i Holdings Co. Ltd. (Japan)	12,900	186,804
Sysco Corp.	4,400	330,176
Target Corp.	9,000	939,240
Tesco PLC (United Kingdom)	136,109	585,580
US Foods Holding Corp.*	8,900	582,594
Walmart, Inc.	23,860	2,094,669
Woolworths Group Ltd. (Australia)	2,315	42,983
		8,970,031
Containers & Packaging — 0.0%
Avery Dennison Corp.	3,600	640,692

A3

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Containers & Packaging (cont’d.)
Packaging Corp. of America	397	$78,614
		719,306
Diversified Consumer Services — 0.0%
Pearson PLC (United Kingdom)	2,534	40,086
Diversified REITs — 0.0%
Covivio SA (France)	1,601	89,619
GPT Group (The) (Australia)	61,043	167,429
Mirvac Group (Australia)	118,641	156,239
Stockland (Australia)	34,986	107,951
		521,238
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	20,300	574,084
Deutsche Telekom AG (Germany)	37,353	1,379,072
Koninklijke KPN NV (Netherlands)	68,605	290,587
Nippon Telegraph & Telephone Corp. (Japan)	378,700	366,003
Orange SA (France)	18,268	236,646
Telenor ASA (Norway)	13,940	199,188
Telia Co. AB (Sweden)	34,528	124,503
Telstra Group Ltd. (Australia)	24,687	65,218
Verizon Communications, Inc.	35,102	1,592,227
		4,827,528
Electric Utilities — 0.2%
American Electric Power Co., Inc.	9,300	1,016,211
Chubu Electric Power Co., Inc. (Japan)	12,000	130,107
Constellation Energy Corp.	5,100	1,028,313
Contact Energy Ltd. (New Zealand)	14,752	76,813
Enel SpA (Italy)	66,531	539,720
Entergy Corp.	2,576	220,222
Fortum OYJ (Finland)(a)	8,402	137,587
Iberdrola SA (Spain)	35,421	571,981
Kansai Electric Power Co., Inc. (The) (Japan)	18,900	224,306
NextEra Energy, Inc.	10,163	720,455
NRG Energy, Inc.	9,600	916,416
OGE Energy Corp.	3,200	147,072
PG&E Corp.	59,900	1,029,082
Southern Co. (The)	4,949	455,060
SSE PLC (United Kingdom)	3,543	72,980
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	75,500	217,342
Verbund AG (Austria)	388	27,459
Xcel Energy, Inc.	3,287	232,687
		7,763,813
Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	10,660	550,034
Acuity, Inc.(a)	2,800	737,380
Eaton Corp. PLC	5,193	1,411,613
Emerson Electric Co.	9,100	997,724
Fujikura Ltd. (Japan)	6,000	222,210
Legrand SA (France)	2,351	248,979
Mitsubishi Electric Corp. (Japan)	5,400	99,588
Rockwell Automation, Inc.	1,400	361,732
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
Schneider Electric SE	3,961	$914,379
Siemens Energy AG (Germany)*	5,282	313,128
		5,856,767
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	9,124	417,697
Halma PLC (United Kingdom)	6,605	221,608
Hexagon AB (Sweden) (Class B Stock)	15,871	169,657
Keyence Corp. (Japan)	900	353,889
Murata Manufacturing Co. Ltd. (Japan)	1,300	20,053
TDK Corp. (Japan)	7,600	79,641
Trimble, Inc.*	1,200	78,780
Zebra Technologies Corp. (Class A Stock)*	2,100	593,376
		1,934,701
Energy Equipment & Services — 0.1%
Baker Hughes Co.	21,499	944,881
Schlumberger NV	23,600	986,480
		1,931,361
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA (Germany)	1,250	125,403
Konami Group Corp. (Japan)	2,000	236,165
Live Nation Entertainment, Inc.*	4,100	535,378
Netflix, Inc.*	2,600	2,424,578
Nintendo Co. Ltd. (Japan)	6,700	455,451
Sea Ltd. (Singapore), ADR*	3,500	456,715
Spotify Technology SA*	1,200	660,036
Universal Music Group NV (Netherlands)	880	24,299
Walt Disney Co. (The)	17,200	1,697,640
		6,615,665
Financial Services — 0.5%
Adyen NV (Netherlands), 144A*	135	206,928
Berkshire Hathaway, Inc. (Class B Stock)*	8,900	4,739,962
Block, Inc.*	2,900	157,557
Eurazeo SE (France)	1,045	77,390
EXOR NV (Netherlands)	1,425	129,409
Fidelity National Information Services, Inc.	7,900	589,972
Global Payments, Inc.	1,800	176,256
Industrivarden AB (Sweden) (Class A Stock)	724	26,601
Industrivarden AB (Sweden) (Class C Stock)	681	25,018
Investor AB (Sweden) (Class B Stock)	11,755	350,582
M&G PLC (United Kingdom)	13,894	35,790
Mastercard, Inc. (Class A Stock)	7,503	4,112,544
ORIX Corp. (Japan)	14,700	306,920
PayPal Holdings, Inc.*	10,400	678,600
Visa, Inc. (Class A Stock)	9,300	3,259,278
		14,872,807

A4

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products — 0.2%
Associated British Foods PLC (United Kingdom)	8,707	$215,859
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	3	40,558
Conagra Brands, Inc.	33,000	880,110
Danone SA (France)	2,824	215,995
General Mills, Inc.	1,400	83,706
Hershey Co. (The)	671	114,761
Hormel Foods Corp.	3,500	108,290
Ingredion, Inc.	5,600	757,176
JDE Peet’s NV (Netherlands)	6,105	133,477
Mondelez International, Inc. (Class A Stock)(a)	8,586	582,560
Nestle SA	16,673	1,684,917
WH Group Ltd. (Hong Kong), 144A	369,000	338,817
Wilmar International Ltd. (China)	69,800	173,079
Yamazaki Baking Co. Ltd. (Japan)	9,400	180,276
		5,509,581
Gas Utilities — 0.0%
National Fuel Gas Co.	1,600	126,704
Osaka Gas Co. Ltd. (Japan)	4,000	90,510
Snam SpA (Italy)	7,737	40,159
		257,373
Ground Transportation — 0.1%
Central Japan Railway Co. (Japan)	9,400	179,297
CSX Corp.	32,442	954,768
Norfolk Southern Corp.	1,801	426,567
Ryder System, Inc.	1,700	244,477
Uber Technologies, Inc.*	4,500	327,870
Union Pacific Corp.	7,274	1,718,410
		3,851,389
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	10,555	1,400,121
Alcon AG	836	79,324
Becton, Dickinson & Co.	2,579	590,746
Boston Scientific Corp.*	7,700	776,776
Demant A/S (Denmark)*	648	21,777
Dexcom, Inc.*	8,900	607,781
Edwards Lifesciences Corp.*	10,874	788,147
EssilorLuxottica SA (France)	1,262	363,669
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	11,744	224,127
Getinge AB (Sweden) (Class B Stock)	5,610	120,917
Hoya Corp. (Japan)	3,700	417,576
Intuitive Surgical, Inc.*	1,400	693,378
Medtronic PLC	21,188	1,903,954
Olympus Corp. (Japan)	6,800	89,017
Siemens Healthineers AG (Germany), 144A	1,915	103,315
Sonova Holding AG (Switzerland)	291	84,966
STERIS PLC	1,900	430,635
Stryker Corp.	4,273	1,590,624
Sysmex Corp. (Japan)	3,700	70,633
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Terumo Corp. (Japan)	8,300	$156,173
		10,513,656
Health Care Providers & Services — 0.3%
Cencora, Inc.	568	157,955
Centene Corp.*	17,100	1,038,141
Cigna Group (The)	2,497	821,513
CVS Health Corp.	5,686	385,227
Fresenius Medical Care AG (Germany)	5,290	263,230
Humana, Inc.	1,400	370,440
Labcorp Holdings, Inc.	1,000	232,740
McKesson Corp.	600	403,794
Quest Diagnostics, Inc.	894	151,265
Sonic Healthcare Ltd. (Australia)	9,311	151,182
Tenet Healthcare Corp.*	6,300	847,350
UnitedHealth Group, Inc.	7,719	4,042,826
		8,865,663
Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc.	769	71,140
Healthpeak Properties, Inc.	9,000	181,980
Ventas, Inc.	9,013	619,734
		872,854
Health Care Technology — 0.0%
Pro Medicus Ltd. (Australia)	827	104,678
Veeva Systems, Inc. (Class A Stock)*	3,100	718,053
		822,731
Hotels, Restaurants & Leisure — 0.3%
Accor SA (France)	868	39,585
Amadeus IT Group SA (Spain)	2,649	202,868
Aristocrat Leisure Ltd. (Australia)	6,522	263,770
Booking Holdings, Inc.	340	1,566,349
Chipotle Mexican Grill, Inc.*	21,704	1,089,758
Compass Group PLC (United Kingdom)	11,183	369,892
Darden Restaurants, Inc.	5,200	1,080,352
Entain PLC (United Kingdom)	7,892	59,628
Expedia Group, Inc.	5,000	840,500
Galaxy Entertainment Group Ltd. (Macau)	21,000	82,068
Marriott International, Inc. (Class A Stock)	1,475	351,345
McDonald’s Corp.	4,969	1,552,167
Oriental Land Co. Ltd. (Japan)	3,300	65,078
Royal Caribbean Cruises Ltd.(a)	2,700	554,688
Sands China Ltd. (Macau)*	17,600	35,307
Sodexo SA (France)	360	23,123
Starbucks Corp.	7,800	765,102
Yum! Brands, Inc.	6,661	1,048,175
Zensho Holdings Co. Ltd. (Japan)	1,700	91,672
		10,081,427
Household Durables — 0.1%
Cairn Homes PLC (Ireland)	76,700	158,407
Garmin Ltd.	1,600	347,408

A5

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
Panasonic Holdings Corp. (Japan)	11,600	$138,382
PulteGroup, Inc.	1,400	143,920
Sony Group Corp. (Japan)	56,700	1,434,681
		2,222,798
Household Products — 0.1%
Colgate-Palmolive Co.	13,800	1,293,060
Essity AB (Sweden) (Class B Stock)(a)	10,696	303,886
Henkel AG & Co. KGaA (Germany)	635	45,749
Kimberly-Clark Corp.	2,900	412,438
Procter & Gamble Co. (The)	9,723	1,656,994
Reckitt Benckiser Group PLC (United Kingdom)	5,914	399,908
		4,112,035
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	26,400	327,888
Meridian Energy Ltd. (New Zealand)	15,200	48,327
RWE AG (Germany)	5,664	202,230
		578,445
Industrial Conglomerates — 0.2%
3M Co.	9,558	1,403,688
Hitachi Ltd. (Japan)	33,800	793,604
Honeywell International, Inc.	2,956	625,933
Lifco AB (Sweden) (Class B Stock)	1,638	58,106
Siemens AG (Germany)	8,312	1,919,626
Smiths Group PLC (United Kingdom)	9,609	241,118
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	10,500	92,672
		5,134,747
Industrial REITs — 0.1%
Americold Realty Trust, Inc.	4,000	85,840
Goodman Group (Australia)	4,568	81,980
Prologis, Inc.	14,818	1,656,504
		1,824,324
Insurance — 0.6%
Admiral Group PLC (United Kingdom)	4,292	158,461
AIA Group Ltd. (Hong Kong)	89,800	679,775
Allianz SE (Germany)	2,691	1,029,872
Allstate Corp. (The)	3,900	807,573
Arthur J. Gallagher & Co.	3,215	1,109,947
ASR Nederland NV (Netherlands)	5,597	321,758
Aviva PLC (United Kingdom)	3,240	23,351
AXA SA (France)	25,220	1,077,544
Chubb Ltd.	566	170,926
Dai-ichi Life Holdings, Inc. (Japan)	17,600	134,385
Fidelity National Financial, Inc.	12,200	793,976
Generali (Italy)	656	23,045
Hannover Rueck SE (Germany)	552	164,528
Insurance Australia Group Ltd. (Australia)	46,407	225,749
Japan Post Holdings Co. Ltd. (Japan)	15,800	158,433
Kemper Corp.	1,300	86,905
Marsh & McLennan Cos., Inc.	6,067	1,480,530
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Medibank Private Ltd. (Australia)	23,917	$66,844
MetLife, Inc.	11,900	955,451
MS&AD Insurance Group Holdings, Inc. (Japan)	13,100	284,897
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,396	881,883
NN Group NV (Netherlands)	4,003	222,750
Phoenix Group Holdings PLC (United Kingdom)	13,253	98,380
Poste Italiane SpA (Italy), 144A	5,345	95,356
Progressive Corp. (The)	6,701	1,896,450
Prudential PLC (Hong Kong)	24,869	268,362
QBE Insurance Group Ltd. (Australia)	50,135	692,723
Sampo OYJ (Finland) (Class A Stock)	7,436	71,261
Sompo Holdings, Inc. (Japan)	1,700	51,767
Suncorp Group Ltd. (Australia)	18,760	227,215
Swiss Life Holding AG (Switzerland)	159	145,057
Swiss Re AG	1,688	287,262
T&D Holdings, Inc. (Japan)	8,800	188,347
Talanx AG (Germany)	1,736	182,586
Tokio Marine Holdings, Inc. (Japan)	14,000	544,640
Travelers Cos., Inc. (The)	4,778	1,263,590
Unipol Assicurazioni SpA (Italy)	5,358	85,770
Unum Group	1,400	114,044
Zurich Insurance Group AG (Switzerland)	801	559,105
		17,630,498
Interactive Media & Services — 0.6%
Alphabet, Inc. (Class A Stock)	38,362	5,932,300
Alphabet, Inc. (Class C Stock)	27,800	4,343,194
Diamond Sports Group, LLC*	17,132	310,526
LY Corp. (Japan)	12,200	41,311
Meta Platforms, Inc. (Class A Stock)	14,697	8,470,763
REA Group Ltd. (Australia)	1,337	185,501
Scout24 SE (Germany), 144A	1,658	173,630
		19,457,225
IT Services — 0.2%
Accenture PLC (Ireland) (Class A Stock)	2,400	748,896
Akamai Technologies, Inc.*	2,400	193,200
Capgemini SE (France)	353	53,041
Cognizant Technology Solutions Corp. (Class A Stock)	13,200	1,009,800
Fujitsu Ltd. (Japan)	7,700	153,237
International Business Machines Corp.	3,175	789,495
Kyndryl Holdings, Inc.*	5,600	175,840
NEC Corp. (Japan)	5,000	106,504
Nomura Research Institute Ltd. (Japan)	1,400	45,573
NTT Data Group Corp. (Japan)	3,900	70,649
Obic Co. Ltd. (Japan)	3,800	109,565
Otsuka Corp. (Japan)	4,100	88,771
SCSK Corp. (Japan)	2,700	66,765
Snowflake, Inc. (Class A Stock)*	6,500	950,040
TIS, Inc. (Japan)	5,900	163,270

A6

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
Wix.com Ltd. (Israel)*	800	$130,704
		4,855,350
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	7,100	238,187
Life Sciences Tools & Services — 0.1%
Danaher Corp.	6,900	1,414,500
Illumina, Inc.*	2,500	198,350
Lonza Group AG (Switzerland)	320	197,686
Thermo Fisher Scientific, Inc.	3,600	1,791,360
		3,601,896
Machinery — 0.3%
Alfa Laval AB (Sweden)	5,477	234,827
Allison Transmission Holdings, Inc.	8,900	851,463
Alstom SA (France)*	6,036	133,702
Atlas Copco AB (Sweden) (Class A Stock)	19,455	310,763
Atlas Copco AB (Sweden) (Class B Stock)	9,591	134,870
Caterpillar, Inc.	500	164,900
Cummins, Inc.	2,900	908,976
Daifuku Co. Ltd. (Japan)	8,500	208,943
Daimler Truck Holding AG (Germany)	1,184	47,963
Deere & Co.	2,259	1,060,262
Donaldson Co., Inc.	3,300	221,298
Dover Corp.	4,366	767,019
Epiroc AB (Sweden) (Class B Stock)	2,346	41,321
FANUC Corp. (Japan)	5,300	144,402
Flowserve Corp.	7,900	385,836
GEA Group AG (Germany)	2,287	139,024
ITT, Inc.	1,700	219,572
Knorr-Bremse AG (Germany)	1,059	96,374
Komatsu Ltd. (Japan)	2,500	73,208
Kone OYJ (Finland) (Class B Stock)	3,464	191,128
Makita Corp. (Japan)	6,000	198,801
Metso OYJ (Finland)	2,266	23,494
MINEBEA MITSUMI, Inc. (Japan)	9,500	138,857
Mitsubishi Heavy Industries Ltd. (Japan)	31,200	535,816
Oshkosh Corp.	2,800	263,424
Parker-Hannifin Corp.	602	365,926
Pentair PLC	7,200	629,856
Rational AG (Germany)	244	203,290
Sandvik AB (Sweden)	10,744	225,962
Schindler Holding AG (Switzerland)	144	43,640
Schindler Holding AG (Switzerland) (Part. Cert.)	444	139,155
Toro Co. (The)	1,800	130,950
Trelleborg AB (Sweden) (Class B Stock)	2,765	102,835
Volvo AB (Sweden) (Class B Stock)(a)	8,505	249,523
Wartsila OYJ Abp (Finland)	13,653	243,617
Yangzijiang Shipbuilding Holdings Ltd. (China)	70,500	123,729
		9,954,726
	Shares	Value

Common Stocks (continued)
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	17	$29,121
AP Moller - Maersk A/S (Denmark) (Class B Stock)	105	182,745
Kawasaki Kisen Kaisha Ltd. (Japan)	16,200	220,197
Kirby Corp.*	1,300	131,313
Nippon Yusen KK (Japan)	900	29,744
SITC International Holdings Co. Ltd. (China)	52,000	141,336
		734,456
Media — 0.1%
Comcast Corp. (Class A Stock)	45,543	1,680,537
Informa PLC (United Kingdom)	14,534	145,731
Publicis Groupe SA (France)	3,296	310,973
WPP PLC (United Kingdom)	2,511	19,081
		2,156,322
Metals & Mining — 0.1%
Anglo American PLC (South Africa)	3,140	88,009
ArcelorMittal SA (Luxembourg)	5,489	158,558
ATI, Inc.*	5,900	306,977
BHP Group Ltd. (Australia)	36,777	892,326
BlueScope Steel Ltd. (Australia)	13,507	180,912
Boliden AB (Sweden)	6,640	217,876
Fortescue Ltd. (Australia)	25,805	249,767
Freeport-McMoRan, Inc.	12,900	488,394
Glencore PLC (Australia)*	84,432	309,032
Nippon Steel Corp. (Japan)	9,900	211,871
Norsk Hydro ASA (Norway)	7,771	44,924
Northern Star Resources Ltd. (Australia)	25,098	289,761
Rio Tinto Ltd. (Australia)	2,284	165,727
Rio Tinto PLC (Australia)	8,087	485,303
South32 Ltd. (Australia)	43,554	87,741
		4,177,178
Multi-Utilities — 0.2%
Centrica PLC (United Kingdom)	148,069	286,699
CMS Energy Corp.	6,951	522,090
Dominion Energy, Inc.	5,112	286,630
DTE Energy Co.	4,400	608,388
E.ON SE (Germany)	42,402	640,047
Engie SA (France)	24,385	475,162
National Grid PLC (United Kingdom)	12,971	169,197
NiSource, Inc.	20,500	821,845
Public Service Enterprise Group, Inc.	5,469	450,099
Sembcorp Industries Ltd. (Singapore)	21,200	99,214
Sempra	4,200	299,712
Veolia Environnement SA (France)	9,505	326,894
		4,985,977
Office REITs — 0.0%
Dexus (Australia)	16,165	71,884
Nippon Building Fund, Inc. (Japan)	124	105,324
		177,208

A7

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels — 0.5%
Antero Resources Corp.*	2,300	$93,012
BP PLC	49,923	280,141
Cenovus Energy, Inc. (Canada)	21,369	296,988
Cheniere Energy, Inc.	4,100	948,740
Chevron Corp.(a)	17,318	2,897,128
ConocoPhillips	19,800	2,079,396
Devon Energy Corp.	7,200	269,280
ENEOS Holdings, Inc. (Japan)	49,300	260,009
Eni SpA (Italy)	10,322	159,646
EOG Resources, Inc.	6,041	774,698
Equinor ASA (Norway)	11,865	313,340
Exxon Mobil Corp.	24,489	2,912,477
Idemitsu Kosan Co. Ltd. (Japan)	17,900	126,612
Inpex Corp. (Japan)	22,000	305,157
LUKOIL PJSC (Russia)^	3,042	—
Occidental Petroleum Corp.	8,300	409,688
OMV AG (Austria)	2,329	119,935
Phillips 66	3,400	419,832
Repsol SA (Spain)	6,082	80,754
Shell PLC	67,618	2,461,317
TotalEnergies SE (France)	15,870	1,022,551
Valero Energy Corp.	7,200	950,904
Williams Cos., Inc. (The)	4,100	245,016
		17,426,621
Passenger Airlines — 0.0%
American Airlines Group, Inc.*	18,000	189,900
ANA Holdings, Inc. (Japan)	1,500	27,688
Qantas Airways Ltd. (Australia)	83,575	476,473
Singapore Airlines Ltd. (Singapore)	4,800	24,180
United Airlines Holdings, Inc.*	11,500	794,075
		1,512,316
Personal Care Products — 0.1%
L’Oreal SA (France)	1,078	400,685
Unilever PLC (United Kingdom) (XLON)	15,688	936,057
Unilever PLC (United Kingdom) (XAMS)	4,450	265,140
		1,601,882
Pharmaceuticals — 0.7%
Astellas Pharma, Inc. (Japan)	13,800	134,336
AstraZeneca PLC (United Kingdom)	10,287	1,510,593
Bristol-Myers Squibb Co.	8,003	488,103
Chugai Pharmaceutical Co. Ltd. (Japan)	3,600	164,922
Daiichi Sankyo Co. Ltd. (Japan)	4,100	97,637
Elanco Animal Health, Inc.*	65,900	691,950
Eli Lilly & Co.	5,646	4,663,088
GSK PLC	37,423	715,161
Haleon PLC	42,725	215,770
Hikma Pharmaceuticals PLC (Jordan)	8,110	204,876
Ipsen SA (France)	1,149	132,343
Johnson & Johnson	9,935	1,647,620
Merck & Co., Inc.	22,767	2,043,566
Merck KGaA (Germany)	526	72,383
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Novartis AG	14,558	$1,616,954
Novo Nordisk A/S (Denmark) (Class B Stock)	20,808	1,422,816
Orion OYJ (Finland) (Class B Stock)	4,396	261,109
Otsuka Holdings Co. Ltd. (Japan)	4,800	250,128
Pfizer, Inc.	28,200	714,588
Recordati Industria Chimica e Farmaceutica SpA (Italy)	1,014	57,461
Roche Holding AG	5,101	1,678,880
Sanofi SA	12,535	1,387,899
Shionogi & Co. Ltd. (Japan)	18,100	273,214
Takeda Pharmaceutical Co. Ltd. (Japan)	13,100	388,268
UCB SA (Belgium)	110	19,367
		20,853,032
Professional Services — 0.1%
Automatic Data Processing, Inc.	4,600	1,405,438
Bureau Veritas SA (France)	2,285	69,327
Computershare Ltd. (Australia)	12,144	299,338
Dun & Bradstreet Holdings, Inc.	28,400	253,896
Experian PLC	2,073	96,053
Genpact Ltd.	1,700	85,646
Intertek Group PLC (United Kingdom)	2,059	133,885
ManpowerGroup, Inc.	3,100	179,428
Recruit Holdings Co. Ltd. (Japan)	10,700	554,381
RELX PLC (United Kingdom)	8,371	420,481
Science Applications International Corp.	4,400	493,988
SGS SA (Switzerland)	751	74,829
Wolters Kluwer NV (Netherlands)	2,078	323,537
		4,390,227
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	1,100	143,858
Daito Trust Construction Co. Ltd. (Japan)	2,600	266,043
Daiwa House Industry Co. Ltd. (Japan)	4,200	138,913
Henderson Land Development Co. Ltd. (Hong Kong)	11,000	31,639
Hongkong Land Holdings Ltd. (Hong Kong)	18,600	80,173
Jones Lang LaSalle, Inc.*	3,500	867,685
LEG Immobilien SE (Germany)	1,523	107,654
Mitsubishi Estate Co. Ltd. (Japan)	5,800	94,806
Mitsui Fudosan Co. Ltd. (Japan)	15,500	138,804
Sumitomo Realty & Development Co. Ltd. (Japan)	4,500	169,081
Swiss Prime Site AG (Switzerland)	520	63,814
Vonovia SE (Germany)	4,194	112,862
Zillow Group, Inc. (Class C Stock)*	1,200	82,272
		2,297,604
Residential REITs — 0.0%
American Homes 4 Rent (Class A Stock)	9,400	355,414
AvalonBay Communities, Inc.	563	120,831

A8

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Residential REITs (cont’d.)
Camden Property Trust	800	$97,840
		574,085
Retail REITs — 0.0%
Kimco Realty Corp.	16,500	350,460
Klepierre SA (France)	8,449	282,803
Realty Income Corp.	1,900	110,219
Scentre Group (Australia)	100,387	212,398
Vicinity Ltd. (Australia)	176,673	244,638
		1,200,518
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.*	6,900	708,906
Advantest Corp. (Japan)	8,700	387,815
Analog Devices, Inc.	7,937	1,600,655
Applied Materials, Inc.	3,800	551,456
ASM International NV (Netherlands)	482	219,644
ASML Holding NV (Netherlands) (XAMS)	2,688	1,778,848
ASML Holding NV (Netherlands) (XNGS)	139	92,106
Broadcom, Inc.	33,053	5,534,064
Disco Corp. (Japan)	300	61,266
Infineon Technologies AG (Germany)	12,576	419,220
Lam Research Corp.	11,366	826,308
Lasertec Corp. (Japan)	2,300	197,686
Marvell Technology, Inc.	5,500	338,635
Micron Technology, Inc.	1,995	173,346
Nova Ltd. (Israel)*	470	87,259
NVIDIA Corp.	148,771	16,123,801
NXP Semiconductors NV (China)	4,477	850,899
QUALCOMM, Inc.	11,000	1,689,710
Renesas Electronics Corp. (Japan)	6,600	88,523
SCREEN Holdings Co. Ltd. (Japan)	2,400	156,579
STMicroelectronics NV (Singapore)	4,078	89,421
Teradyne, Inc.	2,900	239,540
Texas Instruments, Inc.	2,406	432,358
Tokyo Electron Ltd. (Japan)	3,100	425,111
		33,073,156
Software — 1.1%
Adobe, Inc.*	700	268,471
Atlassian Corp. (Class A Stock)*	3,400	721,514
Autodesk, Inc.*	4,000	1,047,200
Dassault Systemes SE (France)	5,174	196,988
Dolby Laboratories, Inc. (Class A Stock)	1,000	80,310
Dynatrace, Inc.*	3,400	160,310
Five9, Inc.*	9,900	268,785
Fortinet, Inc.*(a)	10,300	991,478
Gen Digital, Inc.	5,000	132,700
HubSpot, Inc.*	900	514,161
Intuit, Inc.	3,385	2,078,356
Microsoft Corp.	49,911	18,736,089
Nice Ltd. (Israel)*	619	95,549
Oracle Corp.	6,672	932,812
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Palantir Technologies, Inc. (Class A Stock)*	11,900	$1,004,360
Palo Alto Networks, Inc.*	7,400	1,262,736
Sage Group PLC (The) (United Kingdom)	11,599	182,108
Salesforce, Inc.	7,400	1,985,864
SAP SE (Germany)	6,708	1,797,407
ServiceNow, Inc.*	400	318,456
Teradata Corp.*	8,600	193,328
Xero Ltd. (New Zealand)*	2,420	236,540
Zoom Communications, Inc. (Class A Stock)*	12,700	936,879
		34,142,401
Specialized REITs — 0.1%
American Tower Corp.	2,200	478,720
Crown Castle, Inc.	7,000	729,610
Digital Realty Trust, Inc.	854	122,370
Equinix, Inc.	1,300	1,059,955
Public Storage	3,200	957,728
		3,348,383
Specialty Retail — 0.3%
Avolta AG (Switzerland)	2,884	126,332
Bath & Body Works, Inc.	8,300	251,656
CarMax, Inc.*	1,600	124,672
Carvana Co.*	2,300	480,884
Fast Retailing Co. Ltd. (Japan)	1,500	446,537
Gap, Inc. (The)	4,500	92,745
Home Depot, Inc. (The)	6,190	2,268,573
Industria de Diseno Textil SA (Spain)	2,490	123,982
JD Sports Fashion PLC (United Kingdom)	88,549	78,298
Lowe’s Cos., Inc.	11,091	2,586,754
TJX Cos., Inc. (The)	6,086	741,275
Ulta Beauty, Inc.*	1,200	439,848
Zalando SE (Germany), 144A*	6,417	222,576
ZOZO, Inc. (Japan)	14,400	137,920
		8,122,052
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	91,985	20,432,627
Canon, Inc. (Japan)	1,100	34,301
Hewlett Packard Enterprise Co.	47,290	729,685
Logitech International SA (Switzerland)	2,918	247,257
Ricoh Co. Ltd. (Japan)	6,600	69,816
Samsung Electronics Co. Ltd. (South Korea)	1,696	67,239
Seagate Technology Holdings PLC	2,280	193,686
Seiko Epson Corp. (Japan)	9,800	157,001
		21,931,612
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany)	1,932	455,683
Amer Sports, Inc. (Finland)*	14,200	379,566
Asics Corp. (Japan)	20,600	436,876

A9

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	3,175	$554,247
Deckers Outdoor Corp.*(a)	6,200	693,222
Hermes International SCA (France)	185	486,757
LVMH Moet Hennessy Louis Vuitton SE (France)	1,572	973,506
Moncler SpA (Italy)	2,626	161,754
NIKE, Inc. (Class B Stock)	1,447	91,856
Pandora A/S (Denmark)	1,303	199,699
PVH Corp.	1,900	122,816
		4,555,982
Tobacco — 0.1%
Altria Group, Inc.	24,400	1,464,488
British American Tobacco PLC (United Kingdom)	16,617	681,702
Imperial Brands PLC (United Kingdom)	17,319	640,836
Japan Tobacco, Inc. (Japan)	5,900	162,168
Philip Morris International, Inc.	6,125	972,221
		3,921,415
Trading Companies & Distributors — 0.1%
AddTech AB (Sweden) (Class B Stock)	2,071	60,655
AerCap Holdings NV (Ireland)	1,100	112,387
Ashtead Group PLC (United Kingdom)	1,887	102,024
Ferguson Enterprises, Inc.	966	153,305
ITOCHU Corp. (Japan)	9,700	450,303
Marubeni Corp. (Japan)	6,700	107,480
Mitsubishi Corp. (Japan)	34,100	602,027
Mitsui & Co. Ltd. (Japan)	10,400	196,074
MonotaRO Co. Ltd. (Japan)	6,900	128,897
Sumitomo Corp. (Japan)	6,000	136,907
Toyota Tsusho Corp. (Japan)	7,400	124,674
United Rentals, Inc.	700	438,690
W.W. Grainger, Inc.	500	493,915
WESCO International, Inc.	4,600	714,380
		3,821,718
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	93	21,818
Getlink SE (France)	5,206	89,912
		111,730
Water Utilities — 0.0%
American Water Works Co., Inc.	900	132,768
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	13,400	211,662
SoftBank Corp. (Japan)	160,200	223,475
SoftBank Group Corp. (Japan)	2,800	143,220
Tele2 AB (Sweden) (Class B Stock)	6,355	85,622
T-Mobile US, Inc.	4,700	1,253,537
Vodafone Group PLC (United Kingdom)	303,412	285,092
		2,202,608

Total Common Stocks (cost $410,355,399)		463,968,535
	Shares	Value

Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	333	$25,121
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,545	202,498

Total Preferred Stocks (cost $231,931)		227,619
Unaffiliated Exchange-Traded Funds — 10.8%
Dimensional International Core Equity Market ETF	848,316	26,492,909
Dimensional US Equity Market ETF	2,307,144	139,536,069
iShares Core MSCI EAFE ETF	28,505	2,156,403
iShares Core S&P 500 ETF	98,815	55,524,148
iShares Core U.S. Aggregate Bond ETF	274,418	27,145,428
iShares JP Morgan USD Emerging Markets Bond ETF	35,096	3,179,347
iShares MSCI EAFE ETF(a)	38,346	3,134,019
iShares Russell 1000 Growth ETF	64,784	23,392,855
iShares Russell 1000 Value ETF	152,702	28,732,408
Vanguard Dividend Appreciation ETF	145,502	28,225,933
Vanguard Total Bond Market ETF	73,391	5,390,569

Total Unaffiliated Exchange-Traded Funds (cost $354,576,050)		342,910,088

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group, LLC, expiring 06/30/26	32,045	19,563
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 10.8%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		400	406,263
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		225	226,723
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		803	784,987
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	341,809
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		200	207,757

A10

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		400	$401,730
JPMorgan Chase Bank NA,
Series 2021-03, Class D, 144A
1.009%	02/26/29		4	4,016
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		116	115,719
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	101,852
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	294,195
				2,885,051
Collateralized Loan Obligations — 10.6%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.820%(c)	07/22/37		6,000	6,013,879
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
5.552%(c)	02/15/38		7,500	7,473,750
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.732%(c)	07/15/37		1,000	1,001,546
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
3.543%(c)	04/25/34	EUR	2,357	2,545,769
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
3.555%(c)	04/15/32	EUR	5,746	6,205,059
Series 20A, Class A, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)
4.661%(c)	10/15/38	EUR	8,000	8,681,532
Ares Loan Funding IX Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.468%(c)	03/31/38		8,000	7,982,296
Arini European CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.506%(c)	04/15/39	EUR	250	270,367
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class B, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.293%(c)	07/20/37		10,000	10,001,144
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.688%(c)	10/16/37		1,500	1,501,748
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.734%(c)	10/15/34		17,300	$17,275,939
BlueMountain CLO Ltd. (Cayman Islands),
Series 2020-30A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.672%(c)	04/15/35		7,250	7,222,365
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.705%(c)	04/19/34		1,250	1,247,154
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.385%(c)	04/15/31	EUR	2,855	3,072,766
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.775%(c)	10/15/35	EUR	12,235	13,209,811
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.735%(c)	01/20/35		1,780	1,777,682
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.735%(c)	07/20/34		3,432	3,424,671
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A
0.000%(c)	10/15/37	EUR	8,100	8,759,879
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.190%(c)	01/25/37		7,250	7,244,375
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.384%(c)	05/22/32	EUR	943	1,018,344
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
3.411%(c)	08/26/32	EUR	10,010	10,803,616
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.643%(c)	10/20/37		1,500	1,501,512
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.833%(c)	04/17/37		13,000	13,031,277
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
6.043%(c)	01/20/38		6,750	6,729,313
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.702%(c)	04/15/34		2,859	2,853,978

A11

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
5.733%(c)	10/20/31		1,157	$1,157,422
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.134%(c)	05/24/38	EUR	7,500	8,126,854
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.573%(c)	04/25/34	EUR	1,429	1,546,953
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.684%(c)	10/19/38	EUR	7,750	8,400,069
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
5.615%(c)	04/21/31		404	403,290
Indigo Credit Management DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.780% (Cap N/A, Floor 1.780%)
4.565%(c)	10/15/37	EUR	3,550	3,871,482
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
3.435%(c)	07/15/31	EUR	2,780	3,001,951
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.125%(c)	01/15/38		7,000	6,992,175
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.678%(c)	10/16/37		1,500	1,501,422
Series 2022-60A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.670%(c)	10/25/37		5,000	5,000,243
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
4.146%(c)	05/15/37	EUR	12,000	13,031,291
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.551%(c)	10/12/30		1,223	1,222,343
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
5.684%(c)	07/15/31		1,040	1,040,005
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)
4.234%(c)	07/20/38	EUR	9,000	9,779,194
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
6.393%(c)	07/20/37		5,000	5,007,588
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.002%(c)	01/15/37		4,000	$4,008,673
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.722%(c)	01/18/38		1,500	1,500,010
OZLM Ltd. (Cayman Islands),
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
5.584%(c)	04/15/31		556	555,966
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.385%(c)	01/15/38	EUR	7,000	7,581,581
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.803%(c)	10/15/39	EUR	8,000	8,644,760
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
6.405%(c)	07/20/34		806	804,786
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.744%(c)	10/15/34		7,500	7,480,437
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
5.714%(c)	07/15/31		921	920,569
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.853%(c)	04/17/37		12,500	12,529,455
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.529%(c)	04/15/40	EUR	250	270,162
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
7.043%(c)	01/20/36		6,000	6,012,555
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
5.632%(c)	01/26/31		412	411,774
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.598%(c)	01/17/32	EUR	9,782	10,548,864
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
3.503%(c)	04/25/30	EUR	931	1,006,049

A12

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
5.529%(c)	04/16/31		250	$250,118
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)
5.471%(c)	10/29/34		4,810	4,808,976
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.742%(c)	07/25/34		2,859	2,859,777
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.526%(c)	10/15/38	EUR	8,000	8,645,199
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.163%(c)	01/20/36		2,900	2,896,564
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.523%(c)	07/25/34	EUR	4,550	4,916,316
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
4.435%(c)	04/15/37	EUR	8,000	8,690,650
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
5.505%(c)	01/20/37		7,000	6,994,532
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.502%(c)	04/15/33		12,250	12,237,986
				335,507,813
Consumer Loans — 0.1%
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		250	238,144
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	290,306
Series 2023-01A, Class A, 144A
5.500%	06/14/38		800	817,264
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	214,451
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	104,401
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	209,772
				1,874,338
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
5.643%(c)	03/15/32	GBP	500	$649,354
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.075%(c)	05/25/34		22	20,455
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.935%(c)	03/25/43		10	9,893
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
5.075%(c)	08/25/33		17	17,738
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44		454	453,229
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		76	75,859
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64		227	226,036
				803,210
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
5.035%(c)	02/25/34		5	4,633
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.006%(c)	10/25/34		12	11,251
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
5.485%(c)	11/25/34		—(r)	326
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
6.280%(c)	01/25/35		11	11,086
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.417%(c)	09/25/34		42	43,276
				70,572
Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		3	3,309

A13

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		55	$52,274
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		98	93,931
				149,514

Total Asset-Backed Securities (cost $344,592,311)				341,939,852
Commercial Mortgage-Backed Securities — 0.6%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60		108	104,281
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57		800	833,214
Series 2024-05YR10, Class A3
5.302%	10/15/57		850	863,700
Series 2025-05YR14, Class A3
5.646%	04/15/58		1,260	1,297,800
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		325	301,810
Series 2024-5C29, Class A3
5.208%	09/15/57		400	405,232
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57		480	493,463
Series 2024-V10, Class A3
5.277%	09/15/57		650	660,268
BMO Mortgage Trust,
Series 2024-05C5, Class A3
5.857%	02/15/57		375	387,027
Series 2024-05C6, Class A3
5.316%	09/15/57		950	965,217
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.134%(c)	09/15/38		300	297,396
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.784%(c)	09/15/38		600	595,529
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CAONREPO + 1.900% (Cap N/A, Floor 1.900%)
4.809%(c)	11/15/41	CAD	500	351,079
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		340	326,520
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		356	349,109
Series 2016-C07, Class A2
3.585%	12/10/54		325	317,683
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		308	$297,328
Series 2019-GC41, Class A4
2.620%	08/10/56		375	341,965
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		125	114,062
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		285	275,074
Series 2018-CX12, Class A3
3.959%	08/15/51		265	256,806
Series 2019-C17, Class A4
2.763%	09/15/52		145	133,550
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
6.503%(c)	08/07/30	GBP	457	587,684
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		301	294,580
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.615%(cc)	11/25/25		5,598	15,857
Series K055, Class X1, IO
1.326%(cc)	03/25/26		2,864	28,879
Series K097, Class X1, IO
1.087%(cc)	07/25/29		1,509	59,373
Series K131, Class X1, IO
0.727%(cc)	07/25/31		15,034	572,580
Series K736, Class X1, IO
1.280%(cc)	07/25/26		82	1,033
Series K741, Class X1, IO
0.562%(cc)	12/25/27		212	2,717
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
6.534%(c)	10/15/36		360	355,527
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
7.984%(c)	10/15/36		560	546,798
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
7.249%(c)	03/15/39		400	400,000
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
7.699%(c)	03/15/39		1,050	1,050,000
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52		64	59,918
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		195	174,098

A14

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
5.933%(c)	03/15/36		150	$143,921
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
6.580%(c)	08/17/31	GBP	1,215	1,559,513
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		435	426,972
Series 2019-C16, Class A3
3.344%	04/15/52		375	354,479
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		321	312,178
Series 2019-C49, Class A3
3.749%	03/15/52		415	410,373
Series 2019-C52, Class A4
2.643%	08/15/52		240	222,617
Series 2024-5C1, Class A3
5.928%	07/15/57		900	933,605

Total Commercial Mortgage-Backed Securities (cost $19,260,963)				18,480,815
Corporate Bonds — 6.9%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		820	760,898
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		875	863,529
7.125%	06/15/26		113	113,000
7.500%	02/01/29		45	45,787
7.875%	04/15/27		1,048	1,052,339
General Electric Co.,
Sr. Unsec’d. Notes, EMTN
4.125%	09/19/35	EUR	100	111,867
				2,947,420
Agriculture — 0.0%
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	500	530,702
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		33	33,173
5.750%	04/20/29		665	649,193
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		500	497,625
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		840	$825,903
				2,005,894
Apparel — 0.1%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		200	175,854
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		2,585	2,570,704
				2,746,558
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		650	535,586
4.750%	01/15/43		12	9,097
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		500	447,771
4.950%	05/28/27		200	197,185
5.800%	03/08/29		200	198,124
5.850%	05/17/27		315	316,705
6.800%	05/12/28		575	590,610
7.200%	06/10/30		200	207,841
Sr. Unsec’d. Notes, EMTN
4.066%	08/21/30	EUR	300	319,654
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		185	181,077
4.875%	11/01/27		195	195,492
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	810,975
				4,010,117
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		50	50,359
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		60	59,850
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		315	319,200
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,150	2,051,048
				2,480,457

A15

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks — 1.5%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		400	$403,963
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	200	209,073
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	400	387,971
0.500%	05/25/30	EUR	200	191,106
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	738,898
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	500	555,600
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		200	217,000
Banco de Sabadell SA (Spain),
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	100	112,456
5.500%(ff)	09/08/29	EUR	100	115,933
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)		200	220,747
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	800	881,329
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	100	101,296
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	100	98,251
4.000%	09/08/27	EUR	300	332,484
4.000%	03/13/32	EUR	100	109,488
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,060	914,225
5.162%(ff)	01/24/31		340	344,636
Sub. Notes
5.744%(ff)	02/12/36		510	508,746
Bank of Ireland Group PLC (Ireland),
Jr. Sub. Notes
6.375%(ff)	03/10/30(oo)	EUR	200	218,031
Sr. Unsec’d. Notes, EMTN
5.000%(ff)	07/04/31	EUR	100	115,476
Bank of Queensland Ltd. (Australia),
Covered Bonds
3.300%	07/30/29	EUR	200	220,433
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	5,000	105,375
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.090%(ff)	11/06/29	GBP	100	135,756
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	300	$317,124
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)		200	205,750
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		200	201,638
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33		200	204,079
Sr. Non-Preferred Notes, EMTN
3.500%	03/29/28	CNH	5,000	701,892
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	400	424,707
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31		250	256,005
6.714%(ff)	10/19/29		390	410,488
Sr. Non-Preferred Notes, 144A, MTN
5.975%(ff)	01/18/27		310	312,688
Sr. Non-Preferred Notes, EMTN
4.375%	07/13/28	EUR	100	112,139
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	100	107,487
CaixaBank SA (Spain),
Jr. Sub. Notes
7.500%(ff)	01/16/30(oo)	EUR	200	231,939
Sr. Non-Preferred Notes, 144A
6.840%(ff)	09/13/34		200	216,969
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		200	204,879
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		600	606,033
5.875%	04/30/29		2,200	2,268,932
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	601,486
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		605	592,346
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		145	125,958
3.980%(ff)	03/20/30		135	130,761
4.412%(ff)	03/31/31		135	131,503
4.542%(ff)	09/19/30		150	147,951
5.174%(ff)	02/13/30		1,240	1,254,655
5.449%(ff)	06/11/35		10	10,062
5.612%(ff)	03/04/56		325	317,210
Sub. Notes
5.827%(ff)	02/13/35		80	79,502
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.253%(ff)	03/05/31		900	904,674
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		189	192,050

A16

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Commerzbank AG (Germany),
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	100	$111,360
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	400	244,779
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.700%(ff)	09/23/34(oo)		200	191,750
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		250	261,121
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		200	205,558
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	100	114,433
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		335	322,441
4.999%(ff)	09/11/30		150	149,256
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	1,061,296
Sr. Preferred Notes
5.414%	05/10/29		375	384,245
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	275,432
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	950	542,706
Fifth Third Bank NA,
Sr. Unsec’d. Notes
4.967%(ff)	01/28/28		450	452,634
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	400	422,340
3.400%	08/18/25	CNH	1,320	182,320
3.500%	07/02/25	CNH	2,200	303,642
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		175	187,949
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		700	706,608
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		385	372,535
Sr. Unsec’d. Notes
4.692%(ff)	10/23/30		465	462,016
5.016%(ff)	10/23/35		35	34,038
5.049%(ff)	07/23/30		135	136,113
5.207%(ff)	01/28/31(a)		110	111,491
5.727%(ff)	04/25/30		155	160,001
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		200	176,250
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		325	$297,812
3.000%(ff)	07/22/28	GBP	800	982,195
5.130%(ff)	11/19/28		200	201,450
5.546%(ff)	03/04/30		210	214,343
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.375%(ff)	03/30/28(oo)	EUR	200	221,030
Sr. Preferred Notes, 144A
6.625%	06/20/33(a)		270	288,167
Sr. Preferred Notes, EMTN
5.250%	01/13/30	EUR	200	235,039
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29		420	388,825
2.545%(ff)	11/08/32		430	371,939
4.603%(ff)	10/22/30		350	347,372
5.012%(ff)	01/23/30(a)		550	555,912
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.932%(ff)	10/16/30		200	199,501
Sr. Unsec’d. Notes, EMTN
5.500%(ff)	09/20/28	GBP	100	130,476
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	200	261,605
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		40	42,231
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31		516	517,817
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(oo)		200	190,000
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	322,768
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31		960	967,792
Morgan Stanley,
Sr. Unsec’d. Notes
4.654%(ff)	10/18/30		655	649,735
5.173%(ff)	01/16/30		335	339,404
5.230%(ff)	01/15/31		75	76,188
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	133,000
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		220	192,829
5.250%(ff)	04/21/34		55	54,981
5.424%(ff)	07/21/34		80	80,884
5.831%(ff)	04/19/35		80	82,903
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		550	560,122

A17

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	750	$819,766
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		200	199,500
8.125%(ff)	11/10/33(oo)		200	209,952
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		85	84,047
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	138,007
Gtd. Notes, MTN
4.900%	02/01/28	AUD	550	343,688
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.858%(ff)	09/11/30		200	198,007
6.833%(ff)	11/21/26		395	399,735
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	750	818,820
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		200	173,148
Sr. Non-Preferred Notes, 144A, MTN
6.100%(ff)	04/13/33		200	204,723
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,065,513
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		200	199,250
5.545%(ff)	01/21/29		210	213,475
6.750%(ff)	02/08/28		200	206,700
7.018%(ff)	02/08/30(a)		200	213,656
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	500	561,243
Jr. Sub. Notes
8.125%(ff)	10/31/82		200	207,000
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.711%(ff)	01/24/35		35	35,739
5.867%(ff)	06/08/34		55	56,540
TSB Bank PLC (United Kingdom),
Covered Bonds
3.319%	03/05/29	EUR	690	762,171
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35		25	25,551
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		200	217,000
Sr. Unsec’d. Notes
7.750%(ff)	03/01/29	EUR	100	121,700
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	1,000	$1,090,535
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31(oo)	EUR	200	220,990
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		850	840,432
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	100	112,996
US Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	800	882,280
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.211%(ff)	12/03/35		183	181,634
5.244%(ff)	01/24/31		95	96,571
5.499%(ff)	01/23/35		60	60,782
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		295	264,527
5.557%(ff)	07/25/34		5	5,083
				46,218,575
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53		15	13,108
5.750%	03/02/63		65	63,328
				76,436
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	200	228,349
CRH SMW Finance DAC,
Gtd. Notes, EMTN
4.000%	07/11/31	EUR	100	111,575
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		888	868,680
Heidelberg Materials AG (Germany),
Sr. Unsec’d. Notes, EMTN
3.375%	10/17/31	EUR	100	108,157
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		750	699,698
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		555	557,954
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		270	269,078
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,085	1,052,301

A18

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		625	$576,501
				4,472,293
Chemicals — 0.0%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		50	43,585
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		190	190,529
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		860	850,445
				1,084,559
Commercial Services — 0.3%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	436,781
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,205	1,107,555
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,304,417
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		710	621,480
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.625%	02/28/36	EUR	100	108,393
5.125%	06/14/33	EUR	200	229,218
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	400	442,381
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		600	588,861
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		280	288,048
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	500	535,412
4.250%	09/25/30	GBP	300	369,602
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes
7.250%	05/15/28		300	316,740
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		300	316,740
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	300	337,177
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	400	$439,613
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	01/24/34	EUR	100	107,699
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,375	1,214,999
				8,765,116
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		394	427,146
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		890	887,757
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		280	263,092
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27		50	48,377
4.250%	04/15/26		135	134,190
4.950%	01/15/28		145	144,065
5.150%	01/15/30		230	227,919
5.750%	03/01/29		365	371,796
5.750%	11/15/29		110	112,035
6.375%	05/04/28		255	263,889
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.375%	04/01/32		300	293,049
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		80	81,333
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		1,315	1,314,699
OMERS Finance Trust (Canada),
Gtd. Notes
1.550%	04/21/27	CAD	250	169,673
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		810	821,912
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	400	400,486
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		655	613,154
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	500	505,027

A19

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		250	$283,275
REC Ltd. (India),
Sr. Unsec’d. Notes, GMTN
2.250%	09/01/26		200	192,838
				6,240,809
Electric — 0.6%
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26		50	48,634
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		5	5,160
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	300	304,521
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		216	188,310
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		340	309,542
4.500%	02/15/28		1,155	1,119,972
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		40	38,382
5.125%	03/15/28		860	846,276
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	313,818
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35		205	204,528
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		372	381,253
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		797	708,052
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		40	41,923
Duke Energy Corp.,
Jr. Sub. Notes
6.450%(ff)	09/01/54		100	100,164
Duke Energy Progress LLC,
First Mortgage
5.050%	03/15/35		91	90,516
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)		90	87,800
Jr. Sub. Notes, Series A
5.375%(ff)	03/09/26(a)(oo)		115	110,074
Sr. Unsec’d. Notes
5.450%	06/15/29(a)		140	138,065
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	$206,539
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76		55	55,206
Enel Finance International NV (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	06/15/52		200	183,527
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	03/06/31	EUR	100	109,074
Entergy Arkansas LLC,
First Mortgage
5.750%	06/01/54		20	19,894
Entergy Corp.,
Jr. Sub. Notes
7.125%(ff)	12/01/54		140	142,202
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		15	14,394
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,491,570
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
2.866%	09/15/28		45	42,338
5.450%	07/15/44		75	73,058
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	957,507
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	356,568
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	531,435
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		65	59,316
5.400%	06/01/33		230	231,324
5.650%	05/09/34		55	55,992
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		110	95,015
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.761%(c)	07/24/26	EUR	400	426,443
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	100,899
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	300	329,665
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	200	196,866

A20

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
6.750%(ff)	06/15/54		195	$199,506
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29		150	137,837
3.625%	02/15/31		720	638,533
3.875%	02/15/32		55	48,401
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	303,206
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	600	641,734
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		50	41,099
5.800%	05/15/34		120	121,209
6.150%	01/15/33		55	56,617
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	462,763
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		36	35,487
San Diego Gas & Electric Co.,
First Mortgage
5.350%	04/01/53		45	42,171
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34		24	23,409
5.450%	03/01/35		24	23,788
5.900%	03/01/55		30	28,861
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		55	54,802
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		825	834,985
8.000%(ff)	10/15/26(oo)		2,100	2,157,318
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,300	1,390,497
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26		15	15,003
6.875%	04/15/32		270	275,278
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		30	29,363
5.700%	12/30/34		55	54,682
6.000%	04/15/34		90	91,380
				18,423,751
Electrical Components & Equipment — 0.1%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	1,100	1,178,643
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electrical Components & Equipment (cont’d.)
3.500%	03/15/37	EUR	700	$736,808
				1,915,451
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	350	381,341
3.700%	08/15/29	EUR	400	441,461
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	400	438,762
				1,261,564
Engineering & Construction — 0.0%
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	113,385
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.875%	03/14/36	EUR	100	91,305
4.500%	07/11/35	EUR	100	112,364
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		206	196,602
5.500%	07/31/47		200	164,376
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	280,588
				958,620
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		700	643,090
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		425	430,264
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		825	792,026
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	296,015
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,325	878,213
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42		320	255,780
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	44,147
7.125%	02/15/31		330	340,801
				3,680,336

A21

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		240	$247,200
Foods — 0.3%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		825	771,739
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	1,750	2,088,443
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27(a)	GBP	2,300	2,788,634
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,192	1,445,240
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28		500	505,061
7.250%	11/15/53		45	50,582
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		500	465,903
4.375%	01/31/32		420	383,358
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		100	100,504
5.650%	05/01/45		20	20,043
5.700%	05/01/55		90	89,851
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		625	566,174
				9,275,532
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		36	34,646
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		100	101,669
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		35	36,113
Gtd. Notes, Series 20-A
1.750%	01/15/31		130	109,527
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	600	562,285
				844,240
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
3.250%	03/08/34	EUR	500	522,572
3.375%	03/08/29	EUR	400	436,629
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.539%	02/01/32		135	$115,696
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,195	1,116,686
Medtronic, Inc.,
Gtd. Notes
3.875%	10/15/36	EUR	400	436,936
Solventum Corp.,
Gtd. Notes
5.450%	03/13/31		155	158,011
				2,786,530
Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	86,928
4.625%	06/01/30		1,315	1,211,974
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		300	278,361
3.500%	07/15/51		55	36,280
4.625%	03/15/52		70	55,574
5.250%	06/15/49		5	4,391
5.450%	09/15/34		10	9,899
5.950%	09/15/54		35	33,573
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		350	330,343
4.375%	01/15/30		425	398,610
4.625%	06/15/28		425	410,019
5.125%	11/01/27		685	674,892
				3,530,844
Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		2,350	2,351,536
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		827	821,213
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	49,008
7.250%	10/15/29(a)		1,113	1,093,147
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,155	1,934,113
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	81,097

A22

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		600	$582,178
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,740	1,598,116
5.250%	12/15/27		20	19,300
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		795	763,848
				6,942,020
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	09/14/33	EUR	200	220,453
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30		220	214,429
6.625%	05/15/32		115	112,003
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		875	767,998
				1,094,430
Insurance — 0.1%
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		500	508,333
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		450	409,836
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	394,847
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	600	749,861
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	300	358,873
				2,421,750
Internet — 0.0%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		216	215,324
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.400%	08/15/54		55	53,898
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29	EUR	100	114,807
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet (cont’d.)
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
5.350%	09/15/54		15	$14,040
				398,069
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	700	723,326
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		375	367,235
7.375%	05/01/33		250	239,819
				607,054
Leisure Time — 0.1%
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		169	168,578
Sr. Sec’d. Notes, 144A
5.875%	02/15/27		350	349,125
Sr. Unsec’d. Notes, 144A
6.750%	02/01/32		315	310,275
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28		25	24,899
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		775	771,125
				1,624,002
Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		190	186,369
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37		320	316,056
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32(a)		1,150	1,128,153
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		625	621,156
				2,251,734
Machinery-Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		475	477,418
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		265	230,397

A23

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		86	$76,194
4.500%	08/15/30		50	45,527
4.750%	03/01/30		476	441,095
5.000%	02/01/28		90	87,323
5.125%	05/01/27		316	311,165
5.375%	06/01/29		235	227,400
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		110	99,013
3.500%	06/01/41		120	83,170
3.900%	06/01/52		330	213,382
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		100	58,723
4.800%	05/15/33		85	83,564
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(x)		200	142,817
4.125%	12/01/30(x)		200	144,992
5.375%	02/01/28(x)		375	319,875
5.500%	04/15/27(x)		1,425	1,318,943
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(x)		1,550	764,718
5.750%	01/15/30(x)		1,000	530,172
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		110	71,522
7.375%	07/01/28		275	195,578
7.750%	07/01/26		2,610	2,254,495
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		550	579,496
TDF Infrastructure SASU (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	200	213,945
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		705	708,013
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	900	1,005,261
5.250%	05/15/29	GBP	690	825,574
				11,032,354
Mining — 0.1%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		515	559,326
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		400	397,400
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	100	98,564
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		200	$203,797
5.634%	04/04/34		75	75,173
6.125%	10/06/28		110	114,645
6.375%	10/06/30		20	21,177
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		145	146,451
Novelis, Inc.,
Gtd. Notes, 144A
6.875%	01/30/30		375	378,281
				1,994,814
Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	111,840
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	500	532,681
				644,521
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	226,110
4.750%	04/16/29	GBP	300	385,795
5.000%	01/24/29		355	361,255
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	171,903
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		300	314,692
				1,459,755
Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		455	400,131
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33		150	152,955
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		30	36,647
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		400	398,476
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	600	633,358
6.450%(ff)	12/01/33(oo)		145	147,538
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		250	258,261
8.625%	11/01/30		125	128,965

A24

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62		30	$21,819
5.550%	03/15/54		40	38,754
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		35	33,242
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		425	420,611
Diamondback Energy, Inc.,
Gtd. Notes
5.750%	04/18/54		25	23,537
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		950	946,595
Gtd. Notes, 144A
5.875%	02/01/29		575	575,225
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		140	135,415
6.000%	04/15/30		455	432,379
6.000%	02/01/31		140	130,821
6.250%	04/15/32		700	654,947
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		35	34,364
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45		30	22,762
5.375%	01/01/32		25	24,642
5.875%	09/01/25		300	300,546
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	400	500,886
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32		600	526,440
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	800	819,625
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		840	763,198
6.875%	09/19/33		75	80,513
TotalEnergies Capital SA (France),
Gtd. Notes
5.275%	09/10/54		10	9,386
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	600	612,053
Transocean, Inc.,
Gtd. Notes, 144A
8.250%	05/15/29		265	258,706
				9,522,797
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes
5.650%	01/15/34		60	$60,772
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		730	740,640
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		350	352,291
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		350	357,658
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27		550	555,500
				2,066,861
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49		180	149,225
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		450	441,182
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		120	87,450
5.000%	02/15/29		544	348,416
5.250%	01/30/30		1,605	950,962
5.250%	02/15/31		405	230,465
6.250%	02/15/29		313	209,413
7.000%	01/15/28		250	193,750
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		250	200,938
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	600	655,164
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.550%	02/22/54		130	128,102
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31		115	102,340
2.800%	05/15/30		135	123,509
4.850%	12/15/29		230	231,147
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		325	303,755
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		350	305,453
				4,661,271
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,225	1,198,439
6.625%	02/01/32		255	259,347

A25

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	280	$272,862
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	20	20,796
6.036%	11/15/33	215	222,057
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77	95	92,150
7.375%(ff)	01/15/83	230	234,387
8.500%(ff)	01/15/84	40	44,083
Energy Transfer LP,
Jr. Sub. Notes
7.125%(ff)	10/01/54	95	96,494
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	795	804,064
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	815	815,506
Sr. Unsec’d. Notes
5.550%	05/15/34	65	64,950
5.600%	09/01/34	40	40,068
5.750%	02/15/33	115	117,666
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78	35	34,268
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33	250	259,969
Gtd. Notes, 144A
6.500%	09/01/30	110	116,709
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	385	366,258
Targa Resources Corp.,
Gtd. Notes
5.550%	08/15/35	400	399,089
Transcanada Trust (Canada),
Gtd. Notes
5.500%(ff)	09/15/79	95	91,438
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	35	32,426
4.125%	08/15/31	35	31,799
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	1,005	951,197
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	745	711,116
5.300%	03/01/48	40	34,221
			7,311,359
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate — 0.2%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	700	$685,374
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	200	200,627
1.625%	04/20/30	EUR	100	95,976
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	200	207,437
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,690	1,635,442
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	1,040,005
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	171,743
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	600	600,667
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	414,947
3.200%	08/14/27	CNH	7,000	970,406
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	100	95,007
5.000%	11/23/30	EUR	100	115,422
				6,233,053
Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35		300	301,386
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	200	178,674
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	383,439
9.750%	06/15/25		57	56,876
Sr. Unsec’d. Notes
4.750%	02/15/28		984	845,642
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	391,842
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	400	421,123
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		280	214,310
5.000%	10/15/27		20	18,047

A26

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		50	$50,953
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35	EUR	100	82,317
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	300	342,481
5.000%	10/15/29	GBP	500	636,549
5.125%	07/06/34	EUR	200	232,374
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		880	878,715
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		925	843,673
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		650	629,988
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28		1,436	1,526,315
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		385	381,884
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		10	9,414
4.250%	12/01/26		30	29,680
4.500%	09/01/26		125	124,386
4.500%	01/15/28		440	434,840
4.625%	06/15/25		70	69,997
5.750%	02/01/27		5	5,067
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	400	438,445
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	102,491
				9,630,908
Retail — 0.2%
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
9.000%	12/01/28		430	443,145
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
9.000%	06/01/30		950	1,005,415
Sr. Sec’d. Notes, 144A, PIK 14.000%
9.000%	06/01/31		535	593,731
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	1,600	1,905,977
12.000%	11/30/28		1,200	1,326,288
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		50	46,084
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	$383,731
3.875%	10/01/31		375	323,831
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		900	825,732
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32		365	365,367
				7,219,301
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	249,933
Sr. Preferred Notes
2.000%	04/28/27	EUR	100	106,658
				356,591
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
2.600%	02/15/33		565	476,105
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33		125	111,330
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		90	80,351
				667,786
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		40	29,364
5.375%	09/27/54		40	36,376
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.600%	06/12/34		20	20,413
				86,153
Telecommunications — 0.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29		725	530,156
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	400	445,452
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	300	266,665
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29		1,650	1,650,189

A27

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
3.875%	10/15/30		1,925	$1,463,159
Sr. Sec’d. Notes, 144A
10.750%	12/15/30		600	663,199
11.000%	11/15/29		2,175	2,426,770
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	04/15/25(oo)	EUR	600	646,334
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	66,148
Sprint LLC,
Gtd. Notes
7.625%	03/01/26		25	25,402
Telefonica Europe BV (Spain),
Gtd. Notes
7.125%(ff)	08/23/28(oo)	EUR	100	118,050
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	48,992
2.625%	02/15/29		370	342,989
2.875%	02/15/31		284	254,327
4.750%	02/01/28		35	35,016
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	830	961,506
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		210	213,967
				10,158,321
Transportation — 0.1%
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	300	287,199
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	440,646
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	400	365,826
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
1.375%	04/21/32	EUR	100	94,138
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	100	97,252
1.875%	05/25/32	EUR	300	293,252
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	100	83,382
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	300	220,641
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	300	$308,451
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		410	394,332
				2,585,119
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		410	414,983

Total Corporate Bonds (cost $229,891,611)				220,975,646
Floating Rate and Other Loans — 0.4%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
7.075%(c)	01/28/32		325	320,328
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.172%(c)	11/17/28		463	446,985
				767,313
Computers — 0.1%
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
7.323%(c)	03/01/29		2,175	2,064,577
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term B-1 Loan, 1 Month SOFR + 3.000%
7.322%(c)	03/18/30		343	342,062
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
15.000%	01/02/28		110	98,264
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
8.819%(c)	01/18/28		496	481,317
Pharmaceuticals — 0.0%
Bausch Health Cos., Inc.,
Second Amendment Term Loan, 1 Month SOFR + 5.350%
9.675%(c)	02/01/27		170	166,669
Retail — 0.1%
Peer Holding III BV (Netherlands),
Term B-6 Loan
—%(p)	07/01/31		3,125	3,371,318
Telecommunications — 0.2%
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 7.500%
10.191%(c)	05/25/27		1,194	1,165,488

A28

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Telecommunications (cont’d.)
Zegona Holdco Limited (United Kingdom),
Facility B (EUR) Loan, 1 Month EURIBOR + 4.250%
6.119%(c)	07/17/29	EUR	4,075	$4,387,936
				5,553,424

Total Floating Rate and Other Loans (cost $12,823,545)				12,844,944
Residential Mortgage-Backed Securities — 0.0%
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.959%(c)	10/18/42		200	199,625
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
7.490%(c)	12/25/41		220	224,990
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
10.590%(c)	03/25/42		115	124,532
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
9.590%(c)	03/25/42		60	63,713
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
6.340%(c)	09/26/33		135	135,265
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.340%(c)	11/25/41		40	40,150
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.140%(c)	11/25/41		180	180,782
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.440%(c)	09/25/41		430	432,421
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.690%(c)	12/25/41		200	201,750
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.740%(c)	02/25/42		200	203,442
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		56	8,489
Series 4910, Class MI, IO
4.000%	08/25/49		75	15,485
Series 5020, Class IH, IO
3.000%	08/25/50		350	58,048

Total Residential Mortgage-Backed Securities (cost $1,851,794)				1,888,692
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 2.2%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	200	$211,045
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	952,590
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 168
3.500%	12/21/34	AUD	1,700	988,323
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
5.900%	05/28/30	EUR	100	117,653
6.350%	11/30/41	EUR	200	253,564
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	400	460,790
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		200	203,626
7.500%	02/12/36		200	208,500
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	186,099
3.375%	11/25/32	EUR	300	326,061
3.375%	05/25/34	EUR	400	428,596
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,017	1,996,434
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	130	150,057
Sr. Unsec’d. Notes, Series 12YR
4.625%	09/23/34	EUR	600	700,280
Bundesschatzanweisungen (Germany),
Bonds
2.000%	12/10/26	EUR	7,400	7,995,005
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	212,625
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		900	776,700
3.750%	01/14/32	EUR	121	130,576
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	2,084,303
City of Montreal Canada (Canada),
Unsec’d. Notes
4.400%	12/01/43	CAD	450	311,598
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		400	312,000
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	1,300	1,410,610
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31		350	354,375

A29

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.500%	06/17/31	EUR	1,000	$987,497
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,500	1,156,499
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	25,930	1,181,366
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	6,110	271,471
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.875%	09/23/32		450	409,891
Sr. Unsec’d. Notes, 144A
6.950%	03/15/37		236	238,360
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31		200	163,679
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	140	159,740
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	185,600
French Republic Government Bond OAT (France),
Bonds, 144A
4.750%	04/25/35	EUR	2,255	2,710,571
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	1,840	1,722,340
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	145,958
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	292,921
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	430,520	1,133,308
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 06YR
4.000%	07/25/29	EUR	500	549,246
Sr. Unsec’d. Notes, Series 10YR
4.500%	06/16/34	EUR	300	316,605
Sr. Unsec’d. Notes, Series 12YR
1.625%	04/28/32	EUR	700	641,360
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	300	298,883
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	900	776,103
3.875%	01/15/33	EUR	166	177,028
5.600%	01/15/35(a)		700	718,200
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
1.500%	01/18/27	EUR	100	$105,030
6.875%	10/21/34	GBP	100	140,071
Sr. Unsec’d. Notes, Series 05YR
5.375%	02/19/30		200	201,419
Sr. Unsec’d. Notes, Series 10YR
5.500%	03/12/34		790	782,495
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10YR
4.350%	11/01/33	EUR	336	383,722
Sr. Unsec’d. Notes, Series 11YR
3.850%	02/01/35	EUR	40	43,557
Sr. Unsec’d. Notes, Series 26YR, 144A
3.350%	03/01/35	EUR	135	141,343
Japan Government Ten Year Bond (Japan),
Bonds, Series 370
0.500%	03/20/33	JPY	287,300	1,801,169
Japan Government Thirty Year Bond (Japan),
Bonds, Series 74
1.000%	03/20/52	JPY	204,550	975,894
Bonds, Series 84
2.100%	09/20/54	JPY	147,050	901,668
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	286,700	1,722,332
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	153,818
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	500	548,830
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	03/17/31	EUR	300	268,926
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
0.950%	05/26/27	EUR	494	515,969
2.125%	06/01/32	EUR	300	299,756
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	200	232,082
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	25,000	1,147,918
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	900	856,390
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,100	954,964
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	1,040	1,019,125
1.200%	04/28/33	EUR	300	262,918
3.625%	02/04/32	EUR	699	742,980

A30

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.650%	06/02/33	CAD	2,080	$1,469,770
Province of Quebec (Canada),
Sr. Unsec’d. Notes
3.600%	09/01/33	CAD	2,030	1,425,076
Region of Ile de France (France),
Sr. Unsec’d. Notes, EMTN
2.900%	04/30/31	EUR	200	213,506
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	314	309,061
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	115	90,982
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
5.200%	07/31/34	EUR	300	354,252
6.000%	08/04/28	GBP	958	1,265,427
Sr. Unsec’d. Notes, Series 10YR
2.875%	10/17/29		1,390	1,291,303
4.000%	10/17/49		475	350,237
Sr. Unsec’d. Notes, Series 30YR
3.875%	05/06/51		1,700	1,186,573
Sr. Unsec’d. Notes, Series 30YR, MTN
5.375%	06/15/33		830	859,657
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/30/29		200	188,150
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.624%	05/26/30	EUR	25	25,198
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	30	26,146
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	1,100	993,144
3.875%	10/29/35	EUR	25	21,788
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	490,238
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	1,260	1,341,576
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	600	641,705
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	200	219,558
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	500	456,672
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	1,800	1,026,432
1.200%	10/31/40	EUR	880	664,730
3.450%	10/31/34	EUR	1,239	1,353,371
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
2.800%	06/17/34	THB	41,050	$1,291,941
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes
6.500%	01/03/35		450	417,208
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	07/31/35	GBP	2,870	2,490,579
4.375%	07/31/54	GBP	890	994,080

Total Sovereign Bonds (cost $75,363,266)				70,668,772
U.S. Government Agency Obligations — 0.6%
Federal Home Loan Mortgage Corp.
4.500%	09/01/50		1,683	1,634,423
5.000%	09/01/52		1,777	1,746,811
6.000%	09/01/53		1,476	1,501,260
6.000%	10/01/54		439	448,402
6.500%	01/01/54		483	498,751
6.750%	03/15/31		1,280	1,456,417
Federal National Mortgage Assoc.
2.500%	07/01/50		1,164	984,250
2.500%	08/01/51		2,011	1,689,551
3.000%	07/01/52		2,893	2,533,201
5.500%	12/01/52		1,640	1,642,020
6.000%	09/01/53		2,127	2,181,666
6.625%	11/15/30		585	659,076
Freddie Mac Coupon Strips
1.998%(s)	07/15/32		139	100,032
Government National Mortgage Assoc.
5.500%	12/20/52		1,213	1,217,919
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		319	309,450

Total U.S. Government Agency Obligations (cost $18,959,942)				18,603,229
U.S. Treasury Obligations — 3.2%
U.S. Treasury Bonds
1.625%	11/15/50(h)(k)		25,350	13,795,945
2.250%	08/15/49(k)		4,635	2,988,851
2.375%	11/15/49		2,280	1,508,006
2.375%	05/15/51(h)		2,780	1,817,859
3.000%	11/15/44(h)(k)		8,700	6,852,609
3.375%	08/15/42(h)		1,800	1,543,219
3.375%	11/15/48(k)		2,600	2,110,063
3.875%	02/15/43		605	553,764
4.000%	11/15/42		184	171,638
4.125%	08/15/44(h)		12,820	12,012,741
4.500%	11/15/54		3,616	3,562,890
4.625%	11/15/44		165	165,232
4.750%	11/15/43(h)		1,533	1,566,295
U.S. Treasury Notes
1.250%	06/30/28		595	547,354
1.500%	11/30/28		765	702,485
2.750%	08/15/32		115	105,153
3.500%	09/30/26		420	417,211

A31

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
3.500%	02/15/33	635	$608,211
3.875%	08/15/34(h)	12,415	12,100,745
4.125%	10/31/26	108	108,278
4.125%	02/29/32	133	133,052
4.250%	12/31/25(k)	8,000	8,006,562
4.250%	12/31/26	9,950	10,001,693
4.500%	12/31/31	1,900	1,947,797
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38	840	466,813
1.963%(s)	08/15/41(h)	10,630	4,886,831
2.060%(s)	05/15/43	4,530	1,901,799
2.117%(s)	05/15/44	1,630	649,870
2.121%(s)	08/15/44	820	322,934
3.226%(s)	11/15/40	5,375	2,578,997
3.844%(s)	02/15/43	5,625	2,388,376
4.500%(s)	05/15/46	825	298,633
4.663%(s)	02/15/50	2,545	770,606
4.715%(s)	11/15/41	370	168,011
4.920%(s)	08/15/48	675	219,836
4.928%(s)	11/15/45	210	77,896
4.950%(s)	11/15/43	1,295	530,053
4.962%(s)	05/15/42	7,750	3,424,752

Total U.S. Treasury Obligations (cost $108,094,206)			102,013,060

Total Long-Term Investments (cost $2,710,136,096)			2,851,262,630

	Shares
Short-Term Investments — 11.3%
Affiliated Mutual Funds — 10.9%
PGIM Core Ultra Short Bond Fund(wa)	330,510,677	330,510,677
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $14,581,322; includes $14,524,370 of cash collateral for securities on loan)(b)(wa)	14,590,442	14,581,688

Total Affiliated Mutual Funds (cost $345,091,999)		345,092,365

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.4%
U.S. Treasury Bills
4.217%	06/17/25	13,500	13,379,607
(cost $13,379,562)

Value
Options Purchased*~ — 0.0%
(cost $174,352)	$243,212

Total Short-Term Investments (cost $358,645,913)	358,715,184

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.0% (cost $3,068,782,009)	3,209,977,814

Options Written*~ — (0.0)%
(premiums received $660,119)	(736,279)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.0% (cost $3,068,121,890)	3,209,241,535

Liabilities in excess of other assets(z) — (1.0)%	(32,663,383)

Net Assets — 100.0%	$3,176,578,152

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

A32

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
AONIA	Australian Overnight Index Average
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUREX	European Exchange
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
N/A	Not Applicable
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,090,606; cash collateral of $14,524,370 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
A33

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
CSC Holdings LLC, Gtd. Notes, 144A, 3.375%, 02/15/31	06/07/24	$121,500	$142,817	0.0%
CSC Holdings LLC, Gtd. Notes, 144A, 4.125%, 12/01/30	06/07/24	127,500	144,992	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.375%, 02/01/28	06/06/24	282,188	319,875	0.0
CSC Holdings LLC, Gtd. Notes, 144A, 5.500%, 04/15/27	12/10/21-04/04/23	1,239,035	1,318,943	0.1
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 4.625%, 12/01/30	09/23/21	1,503,500	764,718	0.0
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A, 5.750%, 01/15/30	09/27/21	1,015,000	530,172	0.0
Total		$4,288,723	$3,221,517	0.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	27.00		—	EUR	941	$1
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.60		—	EUR	941	13
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	953	41
Currency Option EUR vs TRY	Call	GSI	04/04/25	50.00		—	EUR	953	41
Currency Option EUR vs USD	Call	JPM	05/05/25	1.12		—	EUR	3,810	7,124
Currency Option USD vs BRL	Call	JPM	04/09/25	6.80		—		474	3
Currency Option USD vs BRL	Call	MSI	04/10/25	7.00		—		946	4
Currency Option USD vs BRL	Call	MSI	04/23/25	7.00		—		939	41
Currency Option USD vs CNH	Call	MSI	06/26/25	7.35		—		5,594	20,210
Currency Option USD vs COP	Call	HSBC	04/10/25	4,800.00		—		946	15
Currency Option USD vs COP	Call	HSBC	04/10/25	4,850.00		—		946	10
Currency Option USD vs COP	Call	MSI	04/15/25	4,900.00		—		935	21
Currency Option USD vs IDR	Call	JPM	04/22/25	18,400.00		—		937	27
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		3,569	14,393
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,600.00		—		949	2
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,600.00		—		934	22
Currency Option USD vs MXN	Call	CITI	04/03/25	26.30		—		956	—
Currency Option USD vs MXN	Call	CITI	04/08/25	25.00		—		949	4
Currency Option USD vs MXN	Call	CITI	04/10/25	23.50		—		944	47
Currency Option USD vs MXN	Call	MSI	04/15/25	24.00		—		935	58
Currency Option USD vs MXN	Call	MSI	04/29/25	24.00		—		465	102
Currency Option USD vs TRY	Call	JPM	04/18/25	75.00		—		935	568
Currency Option USD vs TRY	Call	GSI	04/25/25	75.00		—		653	477
Currency Option USD vs BRL	Put	CITI	04/01/25	5.15		—		937	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		1,405	—
Currency Option USD vs BRL	Put	MSI	04/01/25	5.15		—		569	—
Currency Option USD vs BRL	Put	MSI	04/01/25	6.00		—		937	47,009
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.00		—		937	7
Currency Option USD vs BRL	Put	JPM	04/24/25	5.00		—		934	8
Currency Option USD vs BRL	Put	MSI	04/29/25	5.00		—		2,899	34
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10		—		2,037	—
Currency Option USD vs CNH	Put	MSI	06/26/25	6.50		—		5,594	100
Currency Option USD vs COP	Put	MSI	04/10/25	3,500.00		—		939	—
Currency Option USD vs IDR	Put	JPM	04/22/25	16,200.00		—		937	656
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		5,579	374
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		1,550	104
Currency Option USD vs ZAR	Put	JPM	04/24/25	16.50		—		937	11
A34

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Put	JPM	04/28/25	16.30		—		932	$7
Total OTC Traded (cost $116,218)									$91,534

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%		5,185	$4,039
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%		630	491
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%		3,180	16,962
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%		385	2,054
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%		2,070	13,542
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%		250	1,636
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%		1,570	22,223
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%		190	2,689
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)		5,185	622
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)		630	76
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.02%	1 Day TONAR(A)/ 0.476%	1.02%(A)	JPY	193,150	4,005
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.52%	1 Day TONAR(A)/ 0.476%	1.52%(A)	JPY	193,150	325
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)		4,165	14,215
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)		505	1,724
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)		6,105	3,186
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)		745	389
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)		3,755	13,638
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)		455	1,653
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)		3,755	1,856
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)		455	225
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)		16,100	23,064
A35

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.55%	CDX.NA.IG.43.V1(Q)	1.00%(Q)	16,100	$23,064
Total OTC Swaptions (cost $58,134)								$151,678
Total Options Purchased (cost $174,352)								$243,212
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		28		70	$(25,900)
3 Month SOFR	Call	12/12/25	$96.25		3		8	(2,775)
3 Month SOFR	Put	12/12/25	$96.25		28		70	(17,325)
3 Month SOFR	Put	12/12/25	$96.25		3		8	(1,856)
Total Exchange Traded (premiums received $47,421)								$(47,856)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	04/15/25	25.08		—	EUR	941	$(1,664)
Currency Option EUR vs PLN	Call	CITI	04/15/25	4.20		—	EUR	941	(4,057)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	953	(17,419)
Currency Option EUR vs TRY	Call	GSI	04/04/25	40.75		—	EUR	953	(17,419)
Currency Option EUR vs USD	Call	JPM	05/05/25	1.15		—	EUR	3,810	(1,854)
Currency Option USD vs BRL	Call	JPM	04/09/25	5.93		—		474	(632)
Currency Option USD vs BRL	Call	MSI	04/10/25	6.00		—		946	(836)
Currency Option USD vs BRL	Call	MSI	04/23/25	5.90		—		939	(4,939)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		946	(4,536)
Currency Option USD vs COP	Call	HSBC	04/10/25	4,250.00		—		946	(4,536)
Currency Option USD vs COP	Call	MSI	04/15/25	4,200.00		—		935	(10,264)
Currency Option USD vs IDR	Call	JPM	04/22/25	16,400.00		—		937	(14,476)
Currency Option USD vs KRW	Call	HSBC	04/08/25	1,460.00		—		949	(10,654)
Currency Option USD vs KRW	Call	HSBC	04/17/25	1,450.00		—		934	(16,529)
Currency Option USD vs MXN	Call	CITI	04/08/25	20.70		—		949	(5,143)
Currency Option USD vs MXN	Call	CITI	04/10/25	20.50		—		944	(9,068)
Currency Option USD vs MXN	Call	MSI	04/15/25	20.30		—		935	(15,299)
Currency Option USD vs MXN	Call	MSI	04/29/25	21.00		—		465	(3,516)
Currency Option USD vs TRY	Call	JPM	04/18/25	39.20		—		935	(15,392)
Currency Option USD vs TRY	Call	GSI	04/25/25	39.60		—		653	(13,169)
Currency Option USD vs BRL	Put	CITI	04/01/25	6.00		—		937	(47,009)
Currency Option USD vs BRL	Put	HSBC	04/22/25	5.60		—		937	(3,901)
Currency Option USD vs BRL	Put	JPM	04/24/25	5.70		—		934	(9,760)
Currency Option USD vs BRL	Put	MSI	04/29/25	6.05		—		2,899	(162,987)
Currency Option USD vs CNH	Put	MSI	06/26/25	7.15		—		5,594	(28,363)
Currency Option USD vs COP	Put	MSI	04/10/25	4,300.00		—		939	(27,359)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		3,569	(50,857)
Currency Option USD vs ZAR	Put	JPM	04/24/25	18.00		—		937	(4,590)
Currency Option USD vs ZAR	Put	JPM	04/28/25	18.30		—		932	(11,367)
Total OTC Traded (premiums received $496,245)									$(517,595)

A36

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)		5,185	$(8,644)
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)		630	(1,050)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)		6,360	(17,668)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)		770	(2,139)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)		2,070	(5,862)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)		250	(708)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)		2,070	(8,276)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)		250	(1,000)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)		3,140	(22,407)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)		380	(2,712)
CDX.NA.IG.43.V1, 12/20/29	Call	JPM	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)		16,100	(2,035)
CDX.NA.IG.43.V1, 12/20/29	Call	MSI	04/16/25	0.48%	CDX.NA.IG.43.V1(Q)	1.00%(Q)		16,100	(2,035)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%		5,185	(2,358)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%		630	(287)
3-Year Interest Rate Swap, 08/12/28	Put	JPM	08/07/25	1.27%	1.27%(A)	1 Day TONAR(A)/ 0.476%	JPY	386,300	(2,389)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%		8,330	(12,751)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%		1,010	(1,546)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%		12,085	(1,896)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%		1,475	(231)
A37

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%	7,510	$(10,418)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%	910	(1,262)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	04/16/25	$103.50	5.00%(Q)	CDX.NA.HY.43.V1(Q)	2,380	(5,585)
CDX.NA.HY.43.V1, 12/20/29	Put	GSI	05/21/25	$102.00	5.00%(Q)	CDX.NA.HY.43.V1(Q)	2,740	(12,203)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	13,500	(9,356)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.60%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	2,000	(1,386)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.63%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	13,340	(6,997)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	16,100	(4,155)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	16,100	(4,155)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	05/21/25	0.75%	1.00%(Q)	CDX.NA.IG.43.V1(Q)	13,480	(8,520)
CDX.NA.IG.44.V1, 06/20/30	Put	JPM	05/21/25	0.78%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	13,450	(10,797)
Total OTC Swaptions (premiums received $116,453)								$(170,828)
Total Options Written (premiums received $660,119)								$(736,279)

Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
16	3 Month EuroSTR (EUREX)	Jun. 2025	$4,224,855	$1,073
20	3 Month EuroSTR (CME)	Jun. 2025	5,283,232	3,478
147	2 Year Canadian Government Bonds	Jun. 2025	10,815,208	41,399
454	2 Year U.S. Treasury Notes	Jun. 2025	94,056,032	362,484
16	5 Year Euro-Bobl	Jun. 2025	2,037,861	5,017
1,629	5 Year U.S. Treasury Notes	Jun. 2025	176,186,531	1,896,990
4	10 Year Canadian Government Bonds	Jun. 2025	345,089	(848)
9	10 Year U.K. Gilt	Jun. 2025	1,065,965	2,312
955	10 Year U.S. Treasury Notes	Jun. 2025	106,213,906	1,593,053
390	10 Year U.S. Ultra Treasury Notes	Jun. 2025	44,508,750	531,336
771	20 Year U.S. Treasury Bonds	Jun. 2025	90,423,844	1,503,016
5	30 Year Euro Buxl	Jun. 2025	644,779	(37,310)
148	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	18,093,000	146,772
85	Euro Schatz Index	Jun. 2025	9,830,288	6,320
47	Euro-BTP Italian Government Bond	Jun. 2025	5,972,496	(97,715)
355	Mini MSCI EAFE Index	Jun. 2025	42,889,325	(1,324,706)
87	Russell 2000 E-Mini Index	Jun. 2025	8,817,885	(148,160)
276	S&P 500 E-Mini Index	Jun. 2025	78,014,850	(398,180)
38	Short Euro-BTP	Jun. 2025	4,416,700	2,888
				4,089,219
A38

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Futures contracts outstanding at March 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
102	3 Month CME SOFR	Jun. 2025	$24,400,313	$89,086
1	3 Month CME SOFR	Sep. 2025	239,800	(989)
55	1 Year Eris SOFR Swap Futures	Sep. 2025	5,476,521	(8,353)
29	2 Year U.S. Treasury Notes	Jun. 2025	6,007,984	(24,662)
25	5 Year Euro-Bobl	Jun. 2025	3,184,158	30,282
3	10 Year Australian Treasury Bonds	Jun. 2025	211,186	(597)
131	10 Year Euro-Bund	Jun. 2025	18,248,808	(16,506)
30	10 Year U.S. Treasury Notes	Jun. 2025	3,336,563	(23,195)
1	30 Year Euro Buxl	Jun. 2025	128,956	10,163
168	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	20,538,000	(389,510)
74	British Pound Currency	Jun. 2025	5,971,338	(93,472)
15	Canadian Dollar Currency	Jun. 2025	1,047,450	(871)
363	Euro Currency	Jun. 2025	49,286,325	(1,374,472)
1	Euro Schatz Index	Jun. 2025	115,650	113
				(1,802,983)
				$2,286,236
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/16/25	CITI	AUD	157	$96,511	$97,927	$1,416	$—
Expiring 04/16/25	MSI	AUD	657	412,006	410,267	—	(1,739)
Expiring 04/16/25	MSI	AUD	79	48,761	49,307	546	—
Expiring 04/22/25	BNP	AUD	418	260,564	261,543	979	—
Expiring 04/22/25	CITI	AUD	889	560,895	555,883	—	(5,012)
Brazilian Real,
Expiring 04/02/25	CITI	BRL	924	159,891	161,835	1,944	—
Expiring 04/02/25	GSI	BRL	28,754	4,984,965	5,036,488	51,523	—
Expiring 04/02/25	MSI	BRL	7,047	1,214,000	1,234,275	20,275	—
Expiring 05/05/25	GSI	BRL	36,019	6,277,032	6,270,695	—	(6,337)
Expiring 05/05/25	GSI	BRL	930	161,997	161,833	—	(164)
British Pound,
Expiring 04/22/25	BNP	GBP	204	263,524	263,287	—	(237)
Expiring 04/22/25	CITI	GBP	842	1,092,144	1,087,754	—	(4,390)
Expiring 04/22/25	JPM	GBP	239	297,936	308,263	10,327	—
Expiring 04/22/25	MSI	GBP	179	218,109	230,758	12,649	—
Expiring 06/18/25	MSI	GBP	44	56,594	56,575	—	(19)
Canadian Dollar,
Expiring 04/16/25	CITI	CAD	168	117,516	116,487	—	(1,029)
Expiring 04/16/25	CITI	CAD	20	14,049	13,978	—	(71)
Expiring 04/16/25	WBC	CAD	71	49,077	49,099	22	—
Chilean Peso,
Expiring 06/18/25	CITI	CLP	445,934	468,001	469,358	1,357	—
Chinese Renminbi,
Expiring 04/22/25	HSBC	CNH	506	69,787	69,811	24	—
Expiring 05/21/25	MSI	CNH	616	85,001	85,102	101	—
Colombian Peso,
Expiring 06/18/25	GSI	COP	10,095,972	2,427,733	2,388,617	—	(39,116)
Expiring 06/18/25	TD	COP	4,215,020	1,010,000	997,236	—	(12,764)
Czech Koruna,
Expiring 04/22/25	BARC	CZK	26,070	1,085,000	1,129,910	44,910	—
A39

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 04/22/25	BARC	CZK	22,980	$1,000,000	$996,000	$—	$(4,000)
Expiring 04/22/25	JPM	CZK	3,531	143,246	153,048	9,802	—
Expiring 04/22/25	MSI	CZK	10,571	458,228	458,163	—	(65)
Expiring 04/22/25	MSI	CZK	3,699	161,167	160,316	—	(851)
Expiring 06/18/25	CITI	CZK	1,435	62,279	62,263	—	(16)
Danish Krone,
Expiring 06/18/25	MSI	DKK	761	110,159	110,880	721	—
Euro,
Expiring 04/22/25	BOA	EUR	564	616,000	610,641	—	(5,359)
Expiring 04/22/25	CITI	EUR	899	937,701	973,238	35,537	—
Expiring 04/22/25	CITI	EUR	897	935,993	971,072	35,079	—
Expiring 04/22/25	CITI	EUR	895	930,000	968,443	38,443	—
Expiring 04/22/25	CITI	EUR	892	930,000	965,411	35,411	—
Expiring 04/22/25	CITI	EUR	734	773,000	794,090	21,090	—
Expiring 04/22/25	CITI	EUR	459	473,385	496,903	23,518	—
Expiring 04/22/25	DB	EUR	568	617,000	615,164	—	(1,836)
Expiring 04/22/25	DB	EUR	429	465,000	464,331	—	(669)
Expiring 04/22/25	GSI	EUR	243	265,057	263,014	—	(2,043)
Expiring 04/22/25	GSI	EUR	61	66,390	66,274	—	(116)
Expiring 04/22/25	HSBC	EUR	2,012	2,105,019	2,178,640	73,621	—
Expiring 04/22/25	HSBC	EUR	550	565,498	595,059	29,561	—
Expiring 04/22/25	HSBC	EUR	413	446,263	446,772	509	—
Expiring 04/22/25	JPM	EUR	279	290,478	301,807	11,329	—
Expiring 04/22/25	MSI	EUR	598	631,000	647,454	16,454	—
Expiring 04/22/25	MSI	EUR	502	542,620	543,238	618	—
Expiring 04/22/25	MSI	EUR	452	470,070	489,325	19,255	—
Expiring 06/18/25	MSI	EUR	76	82,226	82,109	—	(117)
Expiring 06/18/25	MSI	EUR	69	75,217	74,724	—	(493)
Hong Kong Dollar,
Expiring 05/21/25	GSI	HKD	3,325	427,757	427,833	76	—
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	386,798	1,008,000	1,037,143	29,143	—
Indian Rupee,
Expiring 06/18/25	CITI	INR	558,005	6,372,757	6,490,845	118,088	—
Expiring 06/18/25	JPM	INR	342,003	3,886,597	3,978,260	91,663	—
Indonesian Rupiah,
Expiring 04/24/25	CITI	IDR	11,718,262	719,000	702,616	—	(16,384)
Expiring 06/18/25	BOA	IDR	63,036,480	3,838,772	3,769,583	—	(69,189)
Expiring 06/18/25	HSBC	IDR	20,432,410	1,240,000	1,221,859	—	(18,141)
Israeli Shekel,
Expiring 04/16/25	MSI	ILS	813	221,998	218,841	—	(3,157)
Expiring 06/18/25	BARC	ILS	2,403	660,809	647,426	—	(13,383)
Japanese Yen,
Expiring 04/22/25	BNP	JPY	39,545	263,372	264,302	930	—
Expiring 04/22/25	BNP	JPY	39,466	263,061	263,770	709	—
Expiring 04/22/25	CITI	JPY	221,478	1,490,000	1,480,257	—	(9,743)
Expiring 04/22/25	CITI	JPY	33,151	222,520	221,569	—	(951)
Expiring 04/22/25	GSI	JPY	155,968	1,054,100	1,042,421	—	(11,679)
Expiring 04/22/25	GSI	JPY	77,984	527,050	521,210	—	(5,840)
Expiring 04/22/25	GSI	JPY	38,444	262,752	256,944	—	(5,808)
Expiring 04/22/25	HSBC	JPY	25,485	170,801	170,327	—	(474)
Expiring 04/22/25	MSI	JPY	271,971	1,756,051	1,817,728	61,677	—
Expiring 04/22/25	MSI	JPY	219,926	1,476,500	1,469,886	—	(6,614)
Expiring 04/22/25	MSI	JPY	35,115	235,345	234,691	—	(654)
Expiring 05/21/25	CITI	JPY	14,321	94,719	96,026	1,307	—
A40

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/21/25	GSI	JPY	10,965	$74,944	$73,526	$—	$(1,418)
Expiring 05/21/25	MSI	JPY	15,581	103,900	104,476	576	—
Expiring 05/21/25	MSI	JPY	5,375	35,163	36,041	878	—
Expiring 05/21/25	MSI	JPY	4,507	29,808	30,223	415	—
Expiring 05/21/25	MSI	JPY	3,700	24,573	24,809	236	—
Expiring 05/21/25	MSI	JPY	192	1,267	1,285	18	—
Expiring 05/21/25	MSI	JPY	75	490	504	14	—
Expiring 05/21/25	WBC	JPY	197,358	1,292,365	1,323,348	30,983	—
Expiring 05/21/25	WBC	JPY	290	1,917	1,944	27	—
Mexican Peso,
Expiring 06/18/25	BNP	MXN	23,711	1,165,000	1,146,564	—	(18,436)
Expiring 06/18/25	CITI	MXN	34,994	1,698,189	1,692,140	—	(6,049)
New Zealand Dollar,
Expiring 04/16/25	MSI	NZD	87	48,394	49,357	963	—
Expiring 04/22/25	MSI	NZD	115	64,394	65,098	704	—
Expiring 04/22/25	SSB	NZD	1,840	1,054,669	1,045,322	—	(9,347)
Peruvian Nuevo Sol,
Expiring 06/18/25	CITI	PEN	4,573	1,239,000	1,242,299	3,299	—
Expiring 06/18/25	CITI	PEN	3,836	1,045,959	1,042,208	—	(3,751)
Philippine Peso,
Expiring 06/18/25	MSI	PHP	222,355	3,879,669	3,876,287	—	(3,382)
Polish Zloty,
Expiring 04/22/25	GSI	PLN	498	118,572	128,519	9,947	—
Expiring 04/22/25	MSI	PLN	4,875	1,203,000	1,257,590	54,590	—
Expiring 04/22/25	UAG	PLN	4,100	1,023,000	1,057,829	34,829	—
Singapore Dollar,
Expiring 04/22/25	BNP	SGD	879	659,383	655,240	—	(4,143)
Expiring 04/22/25	BNP	SGD	174	131,375	129,888	—	(1,487)
Expiring 05/21/25	CITI	SGD	549	408,652	409,950	1,298	—
Expiring 06/18/25	HSBC	SGD	195	146,909	145,751	—	(1,158)
South African Rand,
Expiring 04/22/25	GSI	ZAR	7,255	397,034	394,984	—	(2,050)
Expiring 06/18/25	HSBC	ZAR	39,064	2,122,368	2,117,102	—	(5,266)
South Korean Won,
Expiring 06/18/25	BNP	KRW	62,331	43,340	42,462	—	(878)
Swedish Krona,
Expiring 04/22/25	SSB	SEK	2,863	281,613	285,216	3,603	—
Expiring 06/18/25	CITI	SEK	5,045	502,071	504,279	2,208	—
Swiss Franc,
Expiring 06/18/25	CITI	CHF	62	71,007	71,080	73	—
Expiring 06/18/25	GSI	CHF	953	1,085,172	1,087,192	2,020	—
Expiring 06/18/25	MSI	CHF	210	239,468	239,367	—	(101)
Thai Baht,
Expiring 06/18/25	MSI	THB	1,947	57,867	57,724	—	(143)
Turkish Lira,
Expiring 04/16/25	BOA	TRY	2,453	65,121	63,198	—	(1,923)
Expiring 04/22/25	MSI	TRY	3,977	105,208	101,641	—	(3,567)
Expiring 04/24/25	BARC	TRY	36,614	965,522	933,135	—	(32,387)
Expiring 04/24/25	BARC	TRY	36,614	968,075	933,135	—	(34,940)
Expiring 04/30/25	HSBC	TRY	37,581	948,288	950,149	1,861	—
Expiring 04/30/25	HSBC	TRY	23,680	589,567	598,698	9,131	—
Expiring 04/30/25	HSBC	TRY	23,678	589,804	598,641	8,837	—
Expiring 04/30/25	HSBC	TRY	23,486	588,351	593,804	5,453	—
				$86,846,518	$87,440,209	972,577	(378,886)

A41

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/16/25	MSI	AUD	69	$42,645	$43,057	$—	$(412)
Expiring 04/16/25	WBC	AUD	768	483,074	479,885	3,189	—
Expiring 04/16/25	WBC	AUD	136	85,112	85,116	—	(4)
Expiring 04/22/25	CITI	AUD	418	264,052	261,015	3,037	—
Expiring 04/22/25	CITI	AUD	301	190,610	188,028	2,582	—
Expiring 04/22/25	HSBC	AUD	1,518	943,155	948,453	—	(5,298)
Brazilian Real,
Expiring 04/02/25	GSI	BRL	35,800	6,274,162	6,270,763	3,399	—
Expiring 04/02/25	GSI	BRL	924	161,923	161,835	88	—
British Pound,
Expiring 04/22/25	BARC	GBP	8,361	10,279,421	10,799,544	—	(520,123)
Expiring 04/22/25	BARC	GBP	887	1,090,248	1,145,413	—	(55,165)
Expiring 04/22/25	CITI	GBP	438	568,383	566,098	2,285	—
Expiring 04/22/25	HSBC	GBP	8	9,752	9,729	23	—
Expiring 04/22/25	MSI	GBP	3,345	4,323,606	4,321,113	2,493	—
Expiring 04/22/25	MSI	GBP	580	715,885	748,554	—	(32,669)
Expiring 04/22/25	SSB	GBP	202	262,973	261,507	1,466	—
Expiring 06/18/25	GSI	GBP	629	807,338	812,839	—	(5,501)
Canadian Dollar,
Expiring 04/16/25	CITI	CAD	649	451,584	451,065	519	—
Expiring 04/22/25	CITI	CAD	376	263,058	261,475	1,583	—
Expiring 04/22/25	CITI	CAD	238	166,304	165,417	887	—
Expiring 04/22/25	HSBC	CAD	283	196,559	196,564	—	(5)
Expiring 04/22/25	MSI	CAD	4,455	3,097,853	3,099,121	—	(1,268)
Expiring 04/22/25	MSI	CAD	851	595,507	591,730	3,777	—
Chilean Peso,
Expiring 06/18/25	BOA	CLP	433,602	468,000	456,377	11,623	—
Expiring 06/18/25	CITI	CLP	966,141	1,037,957	1,016,888	21,069	—
Expiring 06/18/25	DB	CLP	434,312	466,000	457,124	8,876	—
Chinese Renminbi,
Expiring 04/22/25	HSBC	CNH	470	65,011	64,742	269	—
Expiring 04/22/25	MSI	CNH	2,936	406,777	404,747	2,030	—
Expiring 06/18/25	JPM	CNH	64,839	8,986,901	8,972,063	14,838	—
Expiring 06/18/25	JPM	CNH	50,175	6,954,393	6,942,911	11,482	—
Colombian Peso,
Expiring 06/18/25	DB	COP	1,971,200	465,000	466,368	—	(1,368)
Czech Koruna,
Expiring 04/22/25	BNP	CZK	43,104	1,865,865	1,868,190	—	(2,325)
Expiring 04/22/25	CITI	CZK	3,143	137,092	136,235	857	—
Expiring 04/22/25	UAG	CZK	139,193	5,641,859	6,032,861	—	(391,002)
Euro,
Expiring 04/22/25	BARC	EUR	37,032	38,363,965	40,089,690	—	(1,725,725)
Expiring 04/22/25	BARC	EUR	180	186,307	194,688	—	(8,381)
Expiring 04/22/25	BNP	EUR	8,090	8,815,174	8,757,928	57,246	—
Expiring 04/22/25	BNP	EUR	243	263,748	262,941	807	—
Expiring 04/22/25	BNY	EUR	186	196,535	201,420	—	(4,885)
Expiring 04/22/25	CITI	EUR	3,136	3,423,025	3,395,313	27,712	—
Expiring 04/22/25	CITI	EUR	899	940,810	973,238	—	(32,428)
Expiring 04/22/25	CITI	EUR	897	939,578	971,073	—	(31,495)
Expiring 04/22/25	CITI	EUR	892	932,238	965,660	—	(33,422)
Expiring 04/22/25	CITI	EUR	887	930,000	960,639	—	(30,639)
Expiring 04/22/25	CITI	EUR	582	620,208	630,333	—	(10,125)
Expiring 04/22/25	CITI	EUR	459	474,978	496,904	—	(21,926)
Expiring 04/22/25	CITI	EUR	452	470,446	489,325	—	(18,879)
Expiring 04/22/25	GSI	EUR	1,773	1,859,000	1,919,094	—	(60,094)
A42

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/22/25	JPM	EUR	7,130	$7,516,521	$7,718,939	$—	$(202,418)
Expiring 04/22/25	JPM	EUR	834	879,506	903,191	—	(23,685)
Expiring 04/22/25	JPM	EUR	199	207,666	214,957	—	(7,291)
Expiring 04/22/25	JPM	EUR	180	186,130	194,689	—	(8,559)
Expiring 04/22/25	JPM	EUR	34	36,231	37,233	—	(1,002)
Expiring 04/22/25	MSI	EUR	24,797	26,962,488	26,845,102	117,386	—
Expiring 04/22/25	MSI	EUR	8,213	8,636,247	8,891,147	—	(254,900)
Expiring 04/22/25	MSI	EUR	3,723	3,857,503	4,029,970	—	(172,467)
Expiring 04/22/25	MSI	EUR	1,769	1,854,500	1,915,084	—	(60,584)
Expiring 04/22/25	MSI	EUR	1,193	1,255,084	1,291,148	—	(36,064)
Expiring 04/22/25	MSI	EUR	443	464,685	479,073	—	(14,388)
Expiring 04/22/25	MSI	EUR	319	334,090	345,552	—	(11,462)
Expiring 04/22/25	MSI	EUR	262	283,901	284,042	—	(141)
Expiring 04/22/25	SSB	EUR	37,032	37,971,894	40,089,750	—	(2,117,856)
Expiring 04/22/25	SSB	EUR	7,988	8,762,232	8,647,421	114,811	—
Expiring 04/22/25	SSB	EUR	180	184,404	194,689	—	(10,285)
Expiring 04/22/25	UAG	EUR	37,032	38,332,286	40,089,749	—	(1,757,463)
Expiring 06/18/25	CITI	EUR	498	536,184	540,877	—	(4,693)
Expiring 06/18/25	GSI	EUR	63	67,847	68,424	—	(577)
Expiring 06/18/25	WBC	EUR	119	130,268	129,463	805	—
Expiring 06/18/25	WBC	EUR	38	41,129	41,489	—	(360)
Hong Kong Dollar,
Expiring 05/21/25	WBC	HKD	892	114,673	114,721	—	(48)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	559,042	1,385,893	1,498,988	—	(113,095)
Expiring 04/22/25	GSI	HUF	552,003	1,497,359	1,480,115	17,244	—
Indian Rupee,
Expiring 06/18/25	MSI	INR	149,095	1,696,000	1,734,312	—	(38,312)
Expiring 06/18/25	MSI	INR	123,167	1,407,000	1,432,712	—	(25,712)
Indonesian Rupiah,
Expiring 04/24/25	JPM	IDR	11,718,262	719,000	702,616	16,384	—
Israeli Shekel,
Expiring 04/16/25	MSI	ILS	204	56,944	54,912	2,032	—
Expiring 06/18/25	CITI	ILS	2,426	663,099	653,676	9,423	—
Japanese Yen,
Expiring 04/22/25	BNP	JPY	39,150	263,590	261,658	1,932	—
Expiring 04/22/25	CITI	JPY	312,300	2,090,013	2,087,273	2,740	—
Expiring 04/22/25	CITI	JPY	60,635	409,000	405,260	3,740	—
Expiring 04/22/25	CITI	JPY	39,419	262,633	263,456	—	(823)
Expiring 04/22/25	DB	JPY	57,744	395,000	385,937	9,063	—
Expiring 04/22/25	GSI	JPY	80,918	549,273	540,822	8,451	—
Expiring 04/22/25	GSI	JPY	39,036	263,058	260,898	2,160	—
Expiring 04/22/25	HSBC	JPY	25,093	169,328	167,712	1,616	—
Expiring 04/22/25	MSI	JPY	582,129	3,925,500	3,890,683	34,817	—
Expiring 04/22/25	MSI	JPY	151,011	1,024,745	1,009,289	15,456	—
Expiring 04/22/25	MSI	JPY	94,756	641,000	633,305	7,695	—
Expiring 05/21/25	MSI	JPY	2,734	18,179	18,331	—	(152)
Expiring 05/21/25	MSI	JPY	2,448	16,027	16,413	—	(386)
Expiring 05/21/25	MSI	JPY	2,192	14,564	14,699	—	(135)
Expiring 05/21/25	WBC	JPY	215,988	1,431,770	1,448,272	—	(16,502)
Expiring 05/21/25	WBC	JPY	10,187	69,356	68,305	1,051	—
Expiring 05/21/25	WBC	JPY	76	515	512	3	—
Mexican Peso,
Expiring 04/22/25	GSI	MXN	12,086	606,070	588,812	17,258	—
Expiring 04/22/25	MSI	MXN	1,308	65,275	63,734	1,541	—
A43

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 06/18/25	BOA	TWD	48,623	$1,484,000	$1,470,135	$13,865	$—
Expiring 06/18/25	HSBC	TWD	245,020	7,510,184	7,408,229	101,955	—
Expiring 06/18/25	HSBC	TWD	53,406	1,629,000	1,614,731	14,269	—
Expiring 06/18/25	MSI	TWD	46,268	1,419,000	1,398,921	20,079	—
Norwegian Krone,
Expiring 06/18/25	MSI	NOK	264	24,342	25,093	—	(751)
Polish Zloty,
Expiring 04/22/25	CITI	PLN	357	92,852	92,106	746	—
Expiring 04/22/25	GSI	PLN	7,070	1,682,932	1,824,116	—	(141,184)
Singapore Dollar,
Expiring 05/21/25	WBC	SGD	156	115,946	116,724	—	(778)
Expiring 06/18/25	BOA	SGD	6,176	4,663,207	4,615,670	47,537	—
Expiring 06/18/25	BOA	SGD	1,910	1,437,000	1,427,527	9,473	—
Expiring 06/18/25	CITI	SGD	148	111,574	110,672	902	—
South Korean Won,
Expiring 05/21/25	GSI	KRW	107,236	74,340	72,944	1,396	—
Expiring 06/18/25	BNP	KRW	5,934,293	4,126,223	4,042,599	83,624	—
Expiring 06/18/25	BNY	KRW	5,934,293	4,123,986	4,042,599	81,387	—
Thai Baht,
Expiring 04/22/25	HSBC	THB	29,565	880,492	872,809	7,683	—
Expiring 06/18/25	CITI	THB	49,879	1,472,000	1,478,482	—	(6,482)
Expiring 06/18/25	HSBC	THB	153,290	4,554,401	4,543,743	10,658	—
Turkish Lira,
Expiring 04/22/25	GSI	TRY	5,002	125,907	127,831	—	(1,924)
				$309,967,117	$317,029,416	961,319	(8,023,618)
						$1,933,896	$(8,402,504)
Cross currency exchange contracts outstanding at March 31, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/25	Buy	CAD	94	MXN	1,320	$1,030	$—	GSI
04/22/25	Buy	CAD	189	MXN	2,673	1,076	—	GSI
04/22/25	Buy	CAD	378	AUD	418	1,987	—	CITI
04/22/25	Buy	CAD	378	JPY	38,752	3,790	—	GSI
04/22/25	Buy	CAD	756	JPY	77,504	7,579	—	GSI
04/22/25	Buy	CHF	230	EUR	241	59	—	BNP
04/22/25	Buy	EUR	59	JPY	9,430	950	—	MSI
04/22/25	Buy	EUR	242	JPY	39,149	141	—	GSI
04/22/25	Buy	GBP	204	CHF	232	180	—	CITI
04/22/25	Buy	JPY	38,312	CAD	377	—	(6,498)	HSBC
04/22/25	Buy	JPY	39,463	EUR	244	124	—	BNP
04/22/25	Buy	JPY	76,624	CAD	755	—	(12,996)	HSBC
04/22/25	Buy	MXN	1,334	CAD	94	—	(150)	GSI
04/22/25	Buy	MXN	1,335	CAD	94	—	(436)	GSI
04/22/25	Buy	MXN	1,339	CAD	94	—	(424)	MSI
04/22/25	Buy	PLN	513	EUR	122	318	—	GSI
04/22/25	Buy	SEK	2,621	CAD	376	—	(790)	GSI
						$17,234	$(21,294)
A44

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/30	1.000%(Q)	500	$101,716	$14	$101,702	MSI
Dominican Republic	06/20/30	1.000%(Q)	500	22,679	14	22,665	MSI
Emirate of Abu Dhabi	06/20/30	1.000%(Q)	500	(13,904)	14	(13,918)	MSI
Federal Republic of Nigeria	06/20/30	1.000%(Q)	500	97,977	14	97,963	MSI
Federation of Malaysia	06/20/30	1.000%(Q)	750	(16,245)	21	(16,266)	MSI
Federative Republic of Brazil	06/20/30	1.000%(Q)	2,250	87,959	62	87,897	MSI
Kingdom of Bahrain	06/20/30	1.000%(Q)	500	22,183	14	22,169	MSI
Kingdom of Morocco	06/20/30	1.000%(Q)	500	4,444	14	4,430	MSI
Kingdom of Saudi Arabia	06/20/30	1.000%(Q)	1,250	(17,073)	35	(17,108)	MSI
People’s Republic of China	06/20/30	1.000%(Q)	2,250	(49,789)	62	(49,851)	MSI
Republic of Argentina	06/20/30	1.000%(Q)	500	171,337	14	171,323	MSI
Republic of Chile	06/20/30	1.000%(Q)	1,500	(28,365)	41	(28,406)	MSI
Republic of Colombia	06/20/30	1.000%(Q)	1,750	99,068	48	99,020	MSI
Republic of Indonesia	06/20/30	1.000%(Q)	2,000	(4,784)	55	(4,839)	MSI
Republic of Ivory Coast	06/20/30	1.000%(Q)	500	63,343	14	63,329	MSI
Republic of Panama	06/20/30	1.000%(Q)	500	26,633	14	26,619	MSI
Republic of Peru	06/20/30	1.000%(Q)	750	(3,623)	21	(3,644)	MSI
Republic of Philippines	06/20/30	1.000%(Q)	750	(8,346)	21	(8,367)	MSI
Republic of South Africa	06/20/30	1.000%(Q)	2,250	128,886	62	128,824	MSI
Republic of Turkey	06/20/30	1.000%(Q)	2,250	211,757	62	211,695	MSI
Sultanate of Oman	06/20/30	1.000%(Q)	500	3,457	14	3,443	MSI
United Mexican States	06/20/30	1.000%(Q)	2,250	36,876	62	36,814	MSI
				$936,186	$692	$935,494

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.43.V1	06/20/30	1.000%(Q)	25,000	1.846%	$(945,007)	$(5,662)	$(939,345)	MSI
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		415	$(8,945)	$(3,584)	$(5,361)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		415	(9,343)	(3,126)	(6,217)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		400	10,922	16,572	(5,650)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		270	(2,425)	3,953	(6,378)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,370	(37,520)	(27,920)	(9,600)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	23,231	65,483	(42,252)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	15,486	42,723	(27,237)	MSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	80	11	(10)	21	BARC
					$(8,583)	$94,091	$(102,674)

A45

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Credit default swap agreements outstanding at March 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Norway	12/20/25	—%(Q)	420	0.036%	$(110)	$(150)	$40	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	995	0.066%	2,400	2,093	307	BARC
People’s Republic of China	06/20/29	1.000%(Q)	830	0.456%	17,892	8,711	9,181	JPM
Republic of Estonia	12/20/26	1.000%(Q)	240	0.272%	3,009	782	2,227	JPM
Republic of France	06/20/34	0.250%(Q)	465	0.657%	(14,403)	(9,451)	(4,952)	CITI
Republic of France	12/20/34	0.250%(Q)	1,195	0.680%	(40,722)	(27,840)	(12,882)	BOA
Republic of France	12/20/34	0.250%(Q)	470	0.680%	(16,016)	(14,892)	(1,124)	BOA
Republic of France	12/20/34	0.250%(Q)	40	0.680%	(1,363)	(1,330)	(33)	BOA
Republic of Italy	06/20/25	1.000%(Q)	1,745	0.085%	4,134	3,669	465	BARC
Republic of Italy	12/20/34	1.000%(Q)	185	1.058%	(774)	(1,118)	344	CITI
Republic of Italy	12/20/34	1.000%(Q)	185	1.058%	(774)	(1,118)	344	CITI
					$(46,727)	$(40,644)	$(6,083)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	616	$(36,667)	$(32,788)	$3,879
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	15,733	(293,351)	(289,338)	4,013
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	15,501	(290,276)	(285,072)	5,204
				$(620,294)	$(607,198)	$13,096

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	480	*	$(9,524)	$(6,149)	$(3,375)	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	600	*	(2,328)	717	(3,045)	GSI
					$(11,852)	$(5,432)	$(6,420)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
A46

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	37,700	04/02/25	4.143%(T)	1 Day AONIA(1)(T)/ 4.090%	$—	$(1,203)	$(1,203)
AUD	455	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.296%	(15,725)	(14,029)	1,696
AUD	1,080	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.296%	(78,980)	(76,035)	2,945
AUD	340	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 4.296%	(22,052)	(26,139)	(4,087)
AUD	1,310	04/28/35	4.456%(S)	6 Month BBSW(2)(S)/ 4.296%	—	9,055	9,055
AUD	190	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.296%	(19,404)	(20,292)	(888)
BRL	6,466	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(138,427)	(138,427)
BRL	3,817	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(73,714)	(73,714)
BRL	4,703	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(136,698)	(136,698)
CAD	740	12/03/26	3.850%(S)	1 Day CORRA(2)(S)/ 2.770%	(2,003)	13,801	15,804
CAD	995	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 2.770%	1,783	34,067	32,284
CAD	865	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.770%	(1,028)	33,611	34,639
CAD	400	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 2.770%	12,616	15,908	3,292
CAD	1,050	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 2.770%	(20,306)	56,188	76,494
CAD	100	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.770%	(1,331)	4,853	6,184
CHF	800	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 0.206%	—	(43,882)	(43,882)
CHF	250	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 0.206%	—	30,815	30,815
CHF	55	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ 0.206%	(2,109)	(3,691)	(1,582)
CHF	340	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ 0.206%	—	(9,702)	(9,702)
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(5,371)	(5,371)
CNH	18,085	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	467	1,982	1,515
CNH	10,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.490%	—	(605)	(605)
CNH	76,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	(108)	119,801	119,909
CNH	12,180	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	66,746	66,746
CNH	28,550	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	46,720	123,973	77,253
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	—	26,292	26,292
CNH	31,900	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	165,121	187,992	22,871
CNH	13,520	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	1,225	32,005	30,780
COP	851,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 8.974%	—	(28,690)	(28,690)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.610%	—	(11,435)	(11,435)
DKK	3,200	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.343%	(15,904)	(31,394)	(15,490)
EUR	1,840	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	(17,035)	(17,035)
EUR	460	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	1,433	1,433
EUR	2,265	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 2.415%	(56,105)	(37,459)	18,646
EUR	1,500	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.336%	—	49,771	49,771
EUR	1,827	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	33,776	33,776
EUR	1,169	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 2.415%	—	18,818	18,818
EUR	45	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 2.415%	154	453	299
EUR	1,625	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 2.415%	43,648	17,852	(25,796)
EUR	1,075	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	(30,705)	(30,705)
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	178,900	178,900
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	—	(179,725)	(179,725)
A47

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.336%	$—	$422,324	$422,324
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	—	(424,594)	(424,594)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.336%	—	(719,278)	(719,278)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.336%	—	156,325	156,325
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	—	(155,944)	(155,944)
EUR	960	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.336%	796	(19,753)	(20,549)
EUR	960	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.336%	(449)	26,243	26,692
EUR	200	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 2.415%	(47,902)	(53,642)	(5,740)
EUR	1,050	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 2.415%	(261,650)	(325,525)	(63,875)
EUR	1,235	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.336%	(886)	54,366	55,252
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.455%	(65,128)	148,206	213,334
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.455%	(79,656)	478,754	558,410
GBP	1,035	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.455%	(82,065)	(126,162)	(44,097)
GBP	2,405	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.455%	389,270	351,441	(37,829)
GBP	400	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 4.455%	(48,426)	(71,061)	(22,635)
GBP	2,500	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.455%	(192,636)	589,018	781,654
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.455%	(13,710)	140,186	153,896
GBP	3,995	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.455%	(756,605)	(1,185,846)	(429,241)
GBP	1,410	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.455%	388,430	460,779	72,349
GBP	170	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 4.455%	22,232	(85,068)	(107,300)
GBP	650	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 4.455%	310,954	357,555	46,601
GBP	305	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/ 4.455%	9,648	27,130	17,482
GBP	230	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 4.455%	13,236	21,419	8,183
GBP	3,880	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.455%	640,240	(2,327,417)	(2,967,657)
GBP	305	05/08/52	1.250%(A)	1 Day SONIA(1)(A)/ 4.455%	44,587	208,671	164,084
GBP	165	05/08/55	3.900%(A)	1 Day SONIA(2)(A)/ 4.455%	(11,899)	(20,537)	(8,638)
HUF	100,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.530%	—	(53,485)	(53,485)
ILS	1,275	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.493%	—	(57,463)	(57,463)
JPY	225,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	(1,173)	(8,133)	(6,960)
JPY	160,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	(4,671)	(13,236)	(8,565)
JPY	150,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.476%	15,106	23,226	8,120
JPY	640,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.476%	(65,761)	(149,465)	(83,704)
JPY	131,500	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.476%	—	(20,262)	(20,262)
JPY	220,000	07/08/29	0.650%(A)	1 Day TONAR(2)(A)/ 0.476%	(8,861)	(18,443)	(9,582)
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.476%	28,861	34,445	5,584
JPY	502,500	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.476%	7,302	(232,193)	(239,495)
JPY	80,000	07/08/31	0.800%(A)	1 Day TONAR(1)(A)/ 0.476%	2,458	8,045	5,587
JPY	19,935	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.476%	6,247	10,548	4,301
JPY	45,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.476%	(6,680)	(4,179)	2,501
JPY	15,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.476%	(4,016)	(8,931)	(4,915)
JPY	55,000	07/08/34	0.100%(A)	1 Day TONAR(2)(A)/ 0.476%	(27,157)	(38,763)	(11,606)
JPY	100,000	07/08/34	1.050%(A)	1 Day TONAR(2)(A)/ 0.476%	6,702	(9,355)	(16,057)
JPY	273,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.476%	5,932	(218,320)	(224,252)
JPY	25,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.476%	(21,497)	(26,257)	(4,760)
JPY	361,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.476%	9,245	(486,640)	(495,885)
JPY	15,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.476%	(17,820)	(22,983)	(5,163)
JPY	75,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)/ 0.476%	8,927	(132,715)	(141,642)
JPY	30,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.476%	(40,507)	(54,684)	(14,177)
JPY	30,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.476%	(43,817)	(57,509)	(13,692)
JPY	90,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.476%	(221)	16,952	17,173
JPY	330,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.476%	36,757	(682,987)	(719,744)
JPY	60,000	07/08/52	0.450%(A)	1 Day TONAR(1)(A)/ 0.476%	74,035	128,478	54,443
JPY	25,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.476%	—	30,724	30,724
JPY	100,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.476%	8,877	(24,718)	(33,595)
KRW	120,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	—	1,414	1,414
KRW	2,410,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	—	(95,846)	(95,846)
KRW	816,265	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	(6,600)	22,070	28,670
A48

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	$—	$6,701	$6,701
KRW	979,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	2,998	28,801	25,803
KRW	405,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.840%	13,320	14,023	703
MXN	5,000	12/24/25	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	499	(3,564)	(4,063)
MXN	2,380	12/30/25	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	108	(225)	(333)
MXN	5,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	—	(7,158)	(7,158)
MXN	2,380	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 9.270%	—	(1,206)	(1,206)
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.670%	—	(27,173)	(27,173)
NZD	695	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 3.598%	—	(44,257)	(44,257)
PLN	4,615	10/18/26	5.163%(A)	6 Month WIBOR(2)(S)/ 5.760%	—	(1,974)	(1,974)
PLN	3,000	10/18/26	5.166%(A)	6 Month WIBOR(2)(S)/ 5.760%	—	(1,232)	(1,232)
PLN	1,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)/ 5.760%	—	(64,315)	(64,315)
SEK	4,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 2.357%	—	(50,746)	(50,746)
SGD	600	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 2.139%	(1,626)	(32,373)	(30,747)
THB	22,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	(12,796)	(12,796)
THB	9,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	26,308	26,308
THB	8,370	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	21,521	21,521
THB	5,700	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.988%	—	4,910	4,910
TWD	35,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.679%	—	10,276	10,276
	3,930	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 4.410%	—	12,073	12,073
	121,920	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/ 4.330%	—	(3,287)	(3,287)
	15,240	05/07/25	4.321%(T)	1 Day USOIS(2)(T)/ 4.330%	—	(411)	(411)
	129,495	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.410%	—	299,107	299,107
	52,095	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.410%	2,047	(91,019)	(93,066)
	40,260	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(111,836)	(111,836)
	4,335	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.410%	1,511	4,166	2,655
	2,010	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.410%	—	16,110	16,110
	35,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.410%	190,686	237,483	46,797
	66,340	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(362,675)	(362,675)
	8,465	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	1,566	(108,860)	(110,426)
	3,315	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(42,631)	(42,631)
	28,140	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.410%	7,406	319,874	312,468
	3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.410%	—	331,804	331,804
	1,810	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(41,111)	(41,111)
	1,730	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(30,388)	(30,388)
	17,515	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.410%	(18,623)	(279,397)	(260,774)
	850	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(9,297)	(9,297)
	400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(6,348)	(6,348)
	630	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(4,547)	(4,547)
	460	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.410%	—	3,793	3,793
	820	04/28/35	4.035%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(16,510)	(16,510)
	2,235	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.410%	—	(43,287)	(43,287)
	17,820	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.410%	—	132,572	132,572
	845	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.410%	(36,297)	850	37,147
	770	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.410%	(303,647)	(331,635)	(27,988)
	10,980	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.410%	(78,431)	(174,413)	(95,982)
	220	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(5,304)	(5,304)
	420	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.410%	(2,414)	(3,278)	(864)
	2,590	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	1,182,250	1,205,608	23,358
	710	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	311,266	330,495	19,229
	3,975	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	16,380	49,117	32,737
	13,760	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	201,236	170,023	(31,213)
	400	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.410%	—	8,503	8,503
	9,720	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.410%	75,344	206,468	131,124
	13,585	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.410%	—	29,143	29,143
	1,035	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.410%	46,537	5,092	(41,445)
	455	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.410%	4,698	14,604	9,906
A49

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	690	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.410%	$3,109	$15,291	$12,182
ZAR	15,545	11/26/34	8.600%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	(4,574)	(7,268)	(2,694)
					$1,872,077	$(2,457,019)	$(4,329,096)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	1,200	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	$7,863	$—	$7,863	MSI
CNH	700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.490%	4,683	—	4,683	MSI
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	(24,433)	(43)	(24,390)	HSBC
MYR	1,505	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.660%	1,510	—	1,510	JPM
					$(10,377)	$(43)	$(10,334)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	09/19/25	(19,993)	$154,946	$—	$154,946
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	14,400	(585,607)	—	(585,607)
U.S. Treasury Bond(T)	1 Day USOIS +15bps(T)/ 4.480%	JPM	05/13/25	1,095	4,538	—	4,538
U.S. Treasury Bond(T)	1 Day USOIS -60bps(T)/ 3.730%	JPM	05/21/25	3,670	75,527	—	75,527
U.S. Treasury Bond(T)	1 Day USOIS +27bps(T)/ 4.600%	CITI	06/12/25	25,820	(471,946)	—	(471,946)
					$(822,542)	$—	$(822,542)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A50